STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

January 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0%
Aerospace & Defense - .3%
L3Harris Technologies, Sr. Unscd. Notes	5.05	4/27/2045	200,000	247,829
Lockheed Martin, Sr. Unscd. Notes	3.55	1/15/2026	235,000	249,157
Lockheed Martin, Sr. Unscd. Notes	4.07	12/15/2042	250,000	281,708
Northrop Grumman, Sr. Unscd. Notes	4.03	10/15/2047	160,000	177,657
Raytheon Technologies, Sr. Unscd. Notes	3.13	5/4/2027	110,000	114,760
Raytheon Technologies, Sr. Unscd. Notes	4.13	11/16/2028	210,000	229,386
Raytheon Technologies, Sr. Unscd. Notes	4.63	11/16/2048	105,000	125,983
Raytheon Technologies, Sr. Unscd. Notes	7.20	8/15/2027	150,000	185,584
The Boeing Company, Sr. Unscd. Notes	2.95	2/1/2030	125,000	122,491
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000	190,103
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	121,371
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	100,000	92,163
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	280,000	301,683
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	250,000	281,771
				2,721,646
Agriculture - .3%
Altria Group, Gtd. Notes	2.35	5/6/2025	500,000	504,047
Altria Group, Gtd. Notes	3.40	2/4/2041	80,000	69,050
Altria Group, Gtd. Notes	4.00	2/4/2061	105,000	92,017
Altria Group, Gtd. Notes	4.80	2/14/2029	300,000	330,123
Archer-Daniels-Midland, Sr. Unscd. Notes	2.50	8/11/2026	350,000	358,054
BAT Capital, Gtd. Notes	3.56	8/15/2027	310,000	317,389
BAT Capital, Gtd. Notes	4.39	8/15/2037	180,000	182,201
BAT International Finance, Gtd. Notes	1.67	3/25/2026	400,000	385,553
Philip Morris International, Sr. Unscd. Notes	4.50	3/20/2042	300,000	328,428
Reynolds American, Gtd. Notes	5.70	8/15/2035	240,000	274,049
				2,840,911

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Airlines - .2%
American Airlines Pass Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	402,278		406,083
JetBlue Pass Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	274,395		270,689
Southwest Airlines, Sr. Unscd. Notes	5.13	6/15/2027	125,000		139,746
Southwest Airlines, Sr. Unscd. Notes	5.25	5/4/2025	200,000		218,424
United Airlines Pass Through Trust, Ser. 2013-1, Cl. A	4.30	8/15/2025	652,959		675,789
				1,710,731
Asset-Backed Certificates - .0%
Verizon Owner Trust, Ser. 2020-B, Cl. A	0.47	2/20/2025	300,000		298,405
Asset-Backed Certificates/Auto Receivables - .2%
GM Financial Automobile Leasing Trust, Ser. 2021-3, Cl. A3	0.39	10/21/2024	200,000		197,534
Honda Auto Receivables Owner Trust, Ser. 2021-1, CI. A4	0.42	1/21/2028	400,000		392,249
Hyundai Auto Receivables Trust, Ser. 2020-A, Cl. A4	1.72	6/15/2026	100,000		99,915
Mercedes-Benz Auto Lease Trust, Ser. 2021-B, Cl. A3	0.40	11/15/2024	300,000		296,525
Santander Drive Auto Receivables Trust, Ser. 2021-1, Cl. D	1.13	11/16/2026	300,000		297,344
Toyota Auto Receivables Owner Trust, Ser. 2021-A, Cl. A4	0.39	6/15/2026	300,000		292,010
				1,575,577
Asset-Backed Certificates/Credit Cards - .0%
Chase Issuance Trust, Ser. 2020-A1, Cl. A1	1.53	1/15/2025	100,000		100,612
Automobiles & Components - .5%
American Honda Finance, Sr. Unscd. Notes	1.00	9/10/2025	200,000		193,391
BorgWarner, Sr. Unscd. Notes	3.38	3/15/2025	500,000	[a]	519,906
Cummins, Sr. Unscd. Notes	1.50	9/1/2030	100,000		92,326
Cummins, Sr. Unscd. Notes	2.60	9/1/2050	100,000		88,149
Daimler Finance North America, Gtd. Notes	8.50	1/18/2031	200,000		290,858
General Motors, Sr. Unscd. Notes	4.20	10/1/2027	180,000	[a]	192,385
General Motors, Sr. Unscd. Notes	5.20	4/1/2045	340,000		391,880
General Motors Financial, Gtd. Notes	4.30	7/13/2025	500,000		528,751
General Motors Financial, Sr. Unscd. Notes	1.25	1/8/2026	200,000		191,353
General Motors Financial, Sr. Unscd. Notes	2.35	1/8/2031	200,000		187,280
General Motors Financial, Sr. Unscd. Notes	2.40	4/10/2028	300,000		291,319

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Automobiles & Components - .5% (continued)
General Motors Financial, Sr. Unscd. Notes	2.70	6/10/2031	30,000	28,604
General Motors Financial, Sr. Unscd. Notes	2.75	6/20/2025	200,000	202,772
General Motors Financial, Sr. Unscd. Notes	3.60	6/21/2030	200,000	205,357
Magna International, Sr. Unscd. Notes	2.45	6/15/2030	200,000	197,246
Toyota Motor, Sr. Unscd. Bonds	3.67	7/20/2028	200,000	217,975
Toyota Motor Credit, Sr. Unscd. Notes	1.65	1/10/2031	300,000	280,644
				4,100,196
Banks - 5.5%
Banco Santander, Sr. Unscd. Notes	3.80	2/23/2028	400,000	421,990
Bank of America, Sr. Unscd. Notes	1.20	10/24/2026	250,000	240,462
Bank of America, Sr. Unscd. Notes	1.90	7/23/2031	200,000	185,522
Bank of America, Sr. Unscd. Notes	1.92	10/24/2031	250,000	231,821
Bank of America, Sr. Unscd. Notes	2.30	7/21/2032	160,000	151,582
Bank of America, Sr. Unscd. Notes	2.46	10/22/2025	200,000	201,915
Bank of America, Sr. Unscd. Notes	2.50	2/13/2031	470,000	457,094
Bank of America, Sr. Unscd. Notes	2.57	10/20/2032	125,000	121,233
Bank of America, Sr. Unscd. Notes	2.59	4/29/2031	250,000	245,126
Bank of America, Sr. Unscd. Notes	2.68	6/19/2041	145,000	132,458
Bank of America, Sr. Unscd. Notes	2.83	10/24/2051	250,000	228,976
Bank of America, Sr. Unscd. Notes	2.97	7/21/2052	85,000	79,229
Bank of America, Sr. Unscd. Notes	3.19	7/23/2030	130,000	133,042
Bank of America, Sr. Unscd. Notes	3.31	4/22/2042	170,000	168,063
Bank of America, Sr. Unscd. Notes	3.86	7/23/2024	150,000	155,035
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	150,000	160,208
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	300,000	321,475
Bank of America, Sr. Unscd. Notes	4.24	4/24/2038	160,000	178,828
Bank of America, Sr. Unscd. Notes	4.27	7/23/2029	180,000	195,625
Bank of America, Sr. Unscd. Notes	5.00	1/21/2044	500,000	619,367
Bank of America, Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	50,000	51,337
Bank of America, Sub. Notes	4.00	1/22/2025	500,000	526,751
Bank of America, Sub. Notes, Ser. L	4.18	11/25/2027	500,000	537,023
Bank of Montreal, Sr. Unscd. Notes	0.95	1/22/2027	600,000	572,587
BankUnited, Sub. Notes	5.13	6/11/2030	200,000	224,150
Barclays, Sr. Unscd. Notes	4.34	1/10/2028	200,000	214,313
Barclays, Sr. Unscd. Notes	4.38	1/12/2026	200,000	213,733
BPCE, Gtd. Notes	4.00	4/15/2024	200,000	209,847
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	0.95	6/23/2023	200,000	198,891
Citigroup, Sr. Unscd. Notes	1.68	5/15/2024	500,000	501,771

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 5.5% (continued)
Citigroup, Sr. Unscd. Notes	3.06	1/25/2033	95,000	96,036
Citigroup, Sr. Unscd. Notes	3.11	4/8/2026	750,000	769,945
Citigroup, Sr. Unscd. Notes	3.67	7/24/2028	500,000	526,438
Citigroup, Sr. Unscd. Notes	3.88	1/24/2039	60,000	64,775
Citigroup, Sr. Unscd. Notes	4.08	4/23/2029	100,000	107,386
Citigroup, Sr. Unscd. Notes	4.28	4/24/2048	200,000	228,358
Citigroup, Sr. Unscd. Notes	4.65	7/23/2048	150,000	181,117
Citigroup, Sr. Unscd. Notes	6.63	1/15/2028	100,000	121,692
Citigroup, Sub. Notes	5.50	9/13/2025	500,000	555,286
Citigroup, Sub. Notes	6.68	9/13/2043	250,000	356,286
Cooperatieve Rabobank, Sr. Unscd. Notes	0.38	1/12/2024	300,000	294,385
Credit Suisse, Sr. Unscd. Notes	2.95	4/9/2025	250,000	257,138
Credit Suisse Group, Sr. Unscd. Notes	3.75	3/26/2025	500,000	520,839
Deutsche Bank, Sr. Unscd. Notes	2.13	11/24/2026	200,000	195,561
Deutsche Bank, Sr. Unscd. Notes	3.96	11/26/2025	400,000	416,772
Discover Bank, Sr. Unscd. Notes	4.25	3/13/2026	400,000	429,973
Fifth Third Bancorp, Sr. Unscd. Notes	2.55	5/5/2027	200,000	202,548
HSBC Holdings, Sr. Unscd. Notes	1.59	5/24/2027	200,000	191,850
HSBC Holdings, Sr. Unscd. Notes	2.63	11/7/2025	400,000	404,633
HSBC Holdings, Sr. Unscd. Notes	3.90	5/25/2026	295,000	312,401
HSBC Holdings, Sr. Unscd. Notes	3.97	5/22/2030	300,000	316,382
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	400,000	456,156
HSBC Holdings, Sub. Notes	4.25	3/14/2024	250,000	261,291
HSBC Holdings, Sub. Notes	6.50	5/2/2036	200,000	262,410
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	300,000	311,083
Intesa Sanpaolo, Gtd. Bonds	5.25	1/12/2024	400,000	423,736
JPMorgan Chase & Co., Sr. Unscd. Notes	0.56	2/16/2025	400,000	390,219
JPMorgan Chase & Co., Sr. Unscd. Notes	1.05	11/19/2026	150,000	143,207
JPMorgan Chase & Co., Sr. Unscd. Notes	1.56	12/10/2025	300,000	295,573
JPMorgan Chase & Co., Sr. Unscd. Notes	1.58	4/22/2027	300,000	290,418
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000	68,517
JPMorgan Chase & Co., Sr. Unscd. Notes	2.08	4/22/2026	250,000	248,931
JPMorgan Chase & Co., Sr. Unscd. Notes	2.30	10/15/2025	230,000	231,598
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	390,000	380,397

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 5.5% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000	71,503
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	300,000	291,922
JPMorgan Chase & Co., Sr. Unscd. Notes	2.74	10/15/2030	220,000	219,087
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	110,000	110,821
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2041	75,000	73,096
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/2026	500,000	522,531
JPMorgan Chase & Co., Sr. Unscd. Notes	3.51	1/23/2029	135,000	140,989
JPMorgan Chase & Co., Sr. Unscd. Notes	3.80	7/23/2024	140,000	144,411
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000	114,212
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	11/15/2048	200,000	219,024
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/2029	200,000	214,706
JPMorgan Chase & Co., Sr. Unscd. Notes	4.20	7/23/2029	150,000	162,547
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	400,000	460,452
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000	335,729
JPMorgan Chase & Co., Sub. Notes	3.88	9/10/2024	500,000	526,056
KeyBank, Sub. Notes	6.95	2/1/2028	100,000	123,659
KfW, Gov't Gtd. Bonds	0.38	7/18/2025	245,000	235,786
KfW, Gov't Gtd. Notes	0.63	1/22/2026	250,000	240,351
KfW, Gov't Gtd. Notes	2.00	5/2/2025	1,100,000	1,118,829
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	2.38	6/10/2025	250,000	257,164
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	3.13	11/14/2023	400,000	413,887
Lloyds Banking Group, Sr. Unscd. Notes	4.55	8/16/2028	500,000	553,049
Lloyds Banking Group, Sub. Notes	4.58	12/10/2025	420,000	448,209
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	1.41	7/17/2025	200,000	195,390
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	2.05	7/17/2030	200,000	188,912
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.76	7/26/2023	300,000	310,208

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 5.5% (continued)
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	4.29	7/26/2038	200,000		229,525
Mizuho Financial Group, Sr. Unscd. Notes	1.24	7/10/2024	200,000		198,812
Mizuho Financial Group, Sr. Unscd. Notes	2.20	7/10/2031	200,000		189,643
Morgan Stanley, Sr. Unscd. Notes	1.51	7/20/2027	140,000		134,427
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	300,000		289,848
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	75,000		68,629
Morgan Stanley, Sr. Unscd. Notes	2.24	7/21/2032	155,000		146,286
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	95,000		91,789
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000		173,668
Morgan Stanley, Sr. Unscd. Notes	2.72	7/22/2025	100,000		101,563
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	85,000		85,178
Morgan Stanley, Sr. Unscd. Notes	3.22	4/22/2042	300,000		297,981
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000		191,063
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	200,000		212,603
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	500,000		583,531
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000		415,279
Morgan Stanley, Sub. Notes	3.95	4/23/2027	500,000		533,120
National Australia Bank, Sr. Unscd. Notes	2.50	7/12/2026	250,000		256,139
Natwest Group, Sr. Unscd. Notes	4.80	4/5/2026	500,000		544,847
Northern Trust, Sub. Notes	3.95	10/30/2025	346,000		371,442
Royal Bank of Canada, Sr. Unscd. Notes	0.43	1/19/2024	300,000	[a]	293,984
Royal Bank of Canada, Sr. Unscd. Notes	1.15	6/10/2025	200,000		195,031
Royal Bank of Canada, Sr. Unscd. Notes	1.60	4/17/2023	250,000		251,450
Santander UK Group Holdings, Sr. Unscd. Notes	1.09	3/15/2025	300,000		293,813
State Street, Sr. Unscd. Notes	3.15	3/30/2031	300,000		314,747
State Street, Sub. Notes	3.03	11/1/2034	225,000		227,744
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	0.51	1/12/2024	300,000		293,831
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	0.95	1/12/2026	300,000		286,749
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.45	1/11/2027	160,000		167,866
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.78	3/9/2026	500,000		531,571
SVB Financial Group, Sr. Unscd. Notes	3.13	6/5/2030	200,000		204,808
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	9/15/2026	300,000		288,707

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 5.5% (continued)
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	6/11/2025	200,000	195,455
The Bank of Nova Scotia, Sr. Unscd. Notes	3.40	2/11/2024	200,000	207,258
The Bank of Nova Scotia, Sub. Notes	4.50	12/16/2025	250,000	269,581
The Goldman Sachs Group, Sr. Unscd. Bonds	4.22	5/1/2029	200,000	215,691
The Goldman Sachs Group, Sr. Unscd. Notes	1.43	3/9/2027	150,000	144,084
The Goldman Sachs Group, Sr. Unscd. Notes	1.54	9/10/2027	140,000	133,847
The Goldman Sachs Group, Sr. Unscd. Notes	1.95	10/21/2027	130,000	126,618
The Goldman Sachs Group, Sr. Unscd. Notes	2.38	7/21/2032	170,000	161,157
The Goldman Sachs Group, Sr. Unscd. Notes	2.62	4/22/2032	300,000	290,905
The Goldman Sachs Group, Sr. Unscd. Notes	2.64	2/24/2028	100,000	100,256
The Goldman Sachs Group, Sr. Unscd. Notes	2.65	10/21/2032	120,000	116,980
The Goldman Sachs Group, Sr. Unscd. Notes	2.91	7/21/2042	65,000	60,962
The Goldman Sachs Group, Sr. Unscd. Notes	3.10	2/24/2033	130,000	130,849
The Goldman Sachs Group, Sr. Unscd. Notes	3.21	4/22/2042	300,000	290,663
The Goldman Sachs Group, Sr. Unscd. Notes	3.44	2/24/2043	65,000	64,950
The Goldman Sachs Group, Sr. Unscd. Notes	3.63	2/20/2024	500,000	517,445
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	150,000	158,405
The Goldman Sachs Group, Sr. Unscd. Notes	3.85	1/26/2027	730,000	770,590
The Goldman Sachs Group, Sub. Notes	4.25	10/21/2025	130,000	138,989
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	250,000	339,398
The PNC Financial Services Group, Sr. Unscd. Notes	2.20	11/1/2024	500,000	507,742
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	200,000	213,115
The Toronto-Dominion Bank, Sr. Unscd. Notes	0.75	6/12/2023	200,000	198,712
The Toronto-Dominion Bank, Sr. Unscd. Notes	0.75	1/6/2026	300,000	286,492

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 5.5% (continued)
The Toronto-Dominion Bank, Sr. Unscd. Notes	1.15	6/12/2025	200,000		195,030
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.50	7/19/2023	350,000		361,275
Truist Bank, Sr. Unscd. Notes	2.15	12/6/2024	250,000		252,900
Truist Financial, Sr. Unscd. Notes	1.20	8/5/2025	200,000	[a]	195,505
Truist Financial, Sr. Unscd. Notes	1.95	6/5/2030	200,000		190,878
Truist Financial, Sr. Unscd. Notes	2.50	8/1/2024	200,000		203,795
U.S. Bancorp, Sr. Unscd. Notes	1.38	7/22/2030	200,000		182,187
US Bank, Sr. Unscd. Notes	3.40	7/24/2023	350,000		360,555
Wells Fargo & Co., Sr. Unscd. Notes	2.16	2/11/2026	145,000		145,103
Wells Fargo & Co., Sr. Unscd. Notes	2.19	4/30/2026	400,000		399,745
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	545,000		536,497
Wells Fargo & Co., Sr. Unscd. Notes	3.55	9/29/2025	200,000		210,109
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	135,000		147,103
Wells Fargo & Co., Sub. Notes	4.10	6/3/2026	500,000		534,342
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000		544,270
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	500,000		569,677
Westpac Banking, Sr. Unscd. Notes	2.85	5/13/2026	200,000		207,748
Westpac Banking, Sub. Notes	2.67	11/15/2035	200,000		188,747
Westpac Banking, Sub. Notes	2.96	11/16/2040	200,000		185,297
				45,601,902
Beverage Products - .5%
Anheuser-Busch InBev Worldwide, Gtd. Notes	3.50	6/1/2030	100,000		106,165
Anheuser-Busch InBev Worldwide, Gtd. Notes	3.65	2/1/2026	315,000		333,714
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.60	4/15/2048	250,000		286,814
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.70	2/1/2036	590,000		678,847
Anheuser-Busch InBev Worldwide, Gtd. Notes	5.45	1/23/2039	120,000		147,626
Anheuser-Busch InBev Worldwide, Gtd. Notes	5.80	1/23/2059	300,000		400,718
Constellation Brands, Sr. Unscd. Notes	2.88	5/1/2030	400,000		399,748
Diageo Capital, Gtd. Notes	2.38	10/24/2029	300,000		297,105
Diageo Investment, Gtd. Notes	4.25	5/11/2042	250,000		291,060
Molson Coors Beverage, Gtd. Notes	4.20	7/15/2046	150,000		156,908
PepsiCo, Sr. Unscd. Notes	2.63	7/29/2029	400,000		409,673
PepsiCo, Sr. Unscd. Notes	2.75	10/21/2051	40,000		38,023
PepsiCo, Sr. Unscd. Notes	3.50	7/17/2025	250,000		264,333
The Coca-Cola Company, Sr. Unscd. Notes	2.88	5/5/2041	300,000		293,069

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Beverage Products - .5% (continued)
The Coca-Cola Company, Sr. Unscd. Notes	3.00	3/5/2051	200,000		196,737
				4,300,540
Building Materials - ..1%
Carrier Global, Sr. Unscd. Notes	2.49	2/15/2027	150,000		151,069
Carrier Global, Sr. Unscd. Notes	3.58	4/5/2050	245,000		244,353
Johnson Controls International, Sr. Unscd. Notes	5.13	9/14/2045	10,000		12,421
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000		94,781
				502,624
Chemicals - .4%
DuPont de Nemours, Sr. Unscd. Notes	4.21	11/15/2023	100,000		104,585
DuPont de Nemours, Sr. Unscd. Notes	4.49	11/15/2025	100,000		108,196
DuPont de Nemours, Sr. Unscd. Notes	4.73	11/15/2028	100,000		112,683
DuPont de Nemours, Sr. Unscd. Notes	5.42	11/15/2048	125,000		165,676
Ecolab, Sr. Unscd. Notes	1.30	1/30/2031	300,000	[a]	272,182
Ecolab, Sr. Unscd. Notes	2.13	8/15/2050	325,000	[a]	265,778
Ecolab, Sr. Unscd. Notes	2.75	8/18/2055	50,000		44,890
LYB International Finance, Gtd. Bonds	4.00	7/15/2023	198,000		205,059
NewMarket, Sr. Unscd. Notes	2.70	3/18/2031	400,000		390,103
Nutrien, Sr. Unscd. Notes	5.25	1/15/2045	191,000		241,954
The Dow Chemical Company, Sr. Unscd. Notes	3.63	5/15/2026	250,000		264,067
The Dow Chemical Company, Sr. Unscd. Notes	4.38	11/15/2042	300,000		334,460
The Mosaic Company, Sr. Unscd. Notes	4.25	11/15/2023	300,000		312,488
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000		115,839
Westlake Chemical, Sr. Unscd. Notes	3.38	8/15/2061	200,000		179,996
				3,117,956
Commercial & Professional Services - .3%
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000	[a]	97,000
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	500,000		541,250
Moody's, Sr. Unscd. Notes	2.00	8/19/2031	200,000		187,861
Moody's, Sr. Unscd. Notes	2.55	8/18/2060	250,000		203,215
PayPal Holdings, Sr. Unscd. Notes	1.65	6/1/2025	400,000		397,412
PayPal Holdings, Sr. Unscd. Notes	2.85	10/1/2029	95,000		97,422
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/2046	450,000		475,128

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Commercial & Professional Services - .3% (continued)
The Cleveland Clinic Foundation, Unscd. Bonds	4.86	1/1/2114	150,000		207,940
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000		121,580
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	[a]	60,501
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	250,000		276,225
				2,665,534
Commercial Mortgage Pass-Through Certificates - 1.2%
Bank, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000		409,547
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000		196,246
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000		323,933
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. A3	2.69	9/15/2043	400,000		402,191
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	500,000		505,701
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	250,000		264,072
Citigroup Commercial Mortgage Trust, Ser. 2014-GC23, Cl. A4	3.62	7/10/2047	300,000		311,267
Commercial Mortgage Trust, Ser. 2013-CR11, Cl. B	5.11	8/10/2050	350,000		365,253
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A4	4.05	4/10/2047	200,000		208,738
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/10/2049	1,035,000		1,094,529
GS Mortgage Securities Trust, Ser. 2014-GC18, Cl. A3	3.80	1/10/2047	344,584		351,062
GS Mortgage Securities Trust, Ser. 2019-GC42, Cl. A4	3.00	9/1/2052	250,000		258,776
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000		207,731
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C24, Cl. A5	3.64	11/15/2047	425,000		442,164
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Cl. A4	3.77	12/15/2048	600,000		635,142
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C20, Cl. A4	3.25	2/15/2048	725,000		750,367
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/10/2048	1,000,000		1,023,627
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000		551,178

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Commercial Mortgage Pass-Through Certificates - 1.2% (continued)
UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C6, Cl. A4	3.24	4/10/2046	412,000	417,707
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	900,000	989,795
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	200,000	211,751
				9,920,777
Consumer Discretionary - .0%
Lennar, Gtd. Notes	4.88	12/15/2023	100,000	104,936
Sands China, Sr. Unscd. Notes	4.38	6/18/2030	200,000	195,450
				300,386
Consumer Durables & Apparel - .1%
NIKE, Sr. Unscd. Notes	3.38	3/27/2050	300,000	316,401
Ralph Lauren, Sr. Unscd. Notes	2.95	6/15/2030	200,000	202,396
				518,797
Consumer Staples - .2%
Church & Dwight, Sr. Unscd. Notes	3.95	8/1/2047	150,000	167,443
Kimberly-Clark, Sr. Unscd. Notes	3.10	3/26/2030	300,000	314,493
The Estee Lauder Companies, Sr. Unscd. Notes	2.60	4/15/2030	300,000	303,258
Unilever Capital, Gtd. Notes	1.38	9/14/2030	500,000	454,549
				1,239,743
Diversified Financials - 1.1%
AerCap Global Aviation Trust, Gtd. Notes	1.15	10/29/2023	300,000	296,297
AerCap Global Aviation Trust, Gtd. Notes	1.65	10/29/2024	300,000	294,938
AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	299,000	292,184
Affiliated Managers Group, Sr. Unscd. Notes	3.50	8/1/2025	250,000	261,228
Air Lease, Sr. Unscd. Notes	0.70	2/15/2024	300,000	291,864
Air Lease, Sr. Unscd. Notes	3.38	7/1/2025	300,000	306,711
Ally Financial, Sr. Unscd. Notes	3.88	5/21/2024	200,000	207,923
Ally Financial, Sr. Unscd. Notes	5.80	5/1/2025	250,000	276,015
American Express, Sr. Unscd. Notes	3.30	5/3/2027	300,000	[b] 313,354
American Express, Sub. Notes	3.63	12/5/2024	500,000	524,447
Ares Capital, Sr. Unscd. Notes	3.50	2/10/2023	300,000	305,900
BlackRock, Sr. Unscd. Notes	3.50	3/18/2024	250,000	261,235
Blackstone Secured Lending Fund, Sr. Unscd. Notes	3.63	1/15/2026	300,000	307,682
Capital One Financial, Sub. Notes	3.75	7/28/2026	750,000	786,463
CI Financial, Sr. Unscd. Notes	4.10	6/15/2051	300,000	307,998
CME Group, Sr. Unscd. Notes	3.00	3/15/2025	250,000	259,524

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Diversified Financials - 1.1% (continued)
FS KKR Capital, Sr. Unscd. Notes	3.40	1/15/2026	200,000	199,472
Intercontinental Exchange, Gtd. Notes	4.00	10/15/2023	350,000	365,046
Intercontinental Exchange, Sr. Unscd. Notes	2.10	6/15/2030	200,000	191,762
Intercontinental Exchange, Sr. Unscd. Notes	2.65	9/15/2040	75,000	69,175
Intercontinental Exchange, Sr. Unscd. Notes	3.00	6/15/2050	200,000	188,382
Invesco Finance, Gtd. Notes	4.00	1/30/2024	250,000	260,990
Jefferies Group, Sr. Unscd. Debs.	6.45	6/8/2027	35,000	41,710
Legg Mason, Sr. Unscd. Notes	5.63	1/15/2044	200,000	261,392
Mastercard, Sr. Unscd. Notes	3.85	3/26/2050	250,000	281,291
Nasdaq, Sr. Unscd. Notes	4.25	6/1/2024	250,000	262,997
Owl Rock Capital, Sr. Unscd. Notes	3.40	7/15/2026	200,000	199,272
Prospect Capital, Sr. Unscd. Notes	3.36	11/15/2026	300,000	295,363
Synchrony Financial, Sr. Unscd. Notes	4.25	8/15/2024	500,000	523,306
Visa, Sr. Unscd. Notes	1.10	2/15/2031	300,000	270,086
Visa, Sr. Unscd. Notes	2.00	8/15/2050	140,000	114,420
Visa, Sr. Unscd. Notes	3.65	9/15/2047	55,000	59,808
Visa, Sr. Unscd. Notes	4.30	12/14/2045	200,000	235,739
				9,113,974
Educational Services - .0%
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000	134,795
Electronic Components - .1%
Arrow Electronics, Sr. Unscd. Notes	4.50	3/1/2023	500,000	511,767
Emerson Electric, Sr. Unscd. Notes	2.63	2/15/2023	260,000	263,909
Honeywell International, Sr. Unscd. Notes	1.10	3/1/2027	200,000	190,790
Jabil, Sr. Unscd. Notes	3.00	1/15/2031	200,000	198,385
				1,164,851
Energy - 2.1%
Baker Hughes Co-Obligor, Sr. Unscd. Notes	4.49	5/1/2030	400,000	447,871
BP Capital Markets America, Gtd. Notes	3.63	4/6/2030	300,000	320,064
BP Capital Markets America, Gtd. Notes	3.80	9/21/2025	300,000	318,203
BP Capital Markets America, Gtd. Notes	3.94	9/21/2028	300,000	324,917
BP Capital Markets America, Gtd. Notes	4.23	11/6/2028	100,000	110,017
Canadian Natural Resources, Sr. Unscd. Notes	6.25	3/15/2038	200,000	252,741

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Energy - 2.1% (continued)
Cenovus Energy, Sr. Unscd. Notes	6.75	11/15/2039	115,000		150,277
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.88	3/31/2025	180,000		196,679
Chevron, Sr. Unscd. Notes	3.08	5/11/2050	300,000		298,195
CNOOC Finance, Gtd. Notes	3.00	5/9/2023	500,000		508,889
CNOOC Petroleum North America, Gtd. Notes	5.88	3/10/2035	125,000		150,600
ConocoPhillips, Gtd. Notes	4.85	8/15/2048	65,000	[b]	80,144
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	150,000		166,165
ConocoPhillips, Gtd. Notes	5.95	3/15/2046	250,000		350,794
ConocoPhillips, Sr. Unscd. Notes	6.95	4/15/2029	125,000		160,319
Devon Energy, Sr. Unscd. Notes	5.85	12/15/2025	71,000		80,071
Enbridge, Gtd. Notes	4.25	12/1/2026	500,000		539,000
Energy Transfer, Gtd. Notes	5.00	5/15/2044	250,000		261,422
Energy Transfer, Sr. Unscd. Notes	3.75	5/15/2030	200,000		205,603
Energy Transfer, Sr. Unscd. Notes	4.95	1/15/2043	200,000		205,977
Energy Transfer, Sr. Unscd. Notes	6.25	4/15/2049	95,000		115,937
Enterprise Products Operating, Gtd. Notes	3.13	7/31/2029	300,000		308,561
Enterprise Products Operating, Gtd. Notes	3.70	2/15/2026	200,000		211,110
Enterprise Products Operating, Gtd. Notes	3.95	1/31/2060	95,000		95,007
Enterprise Products Operating, Gtd. Notes	4.25	2/15/2048	75,000		79,934
Enterprise Products Operating, Gtd. Notes	4.90	5/15/2046	200,000		230,911
EOG Resources, Sr. Unscd. Notes	3.90	4/1/2035	200,000		221,007
Equinor, Gtd. Notes	2.65	1/15/2024	500,000		511,649
Equinor, Gtd. Notes	3.63	4/6/2040	200,000		210,281
Exxon Mobil, Sr. Unscd. Notes	1.57	4/15/2023	250,000		251,331
Exxon Mobil, Sr. Unscd. Notes	2.61	10/15/2030	345,000		347,952
Exxon Mobil, Sr. Unscd. Notes	3.10	8/16/2049	230,000		224,720
Exxon Mobil, Sr. Unscd. Notes	4.11	3/1/2046	250,000		281,226
Halliburton, Sr. Unscd. Notes	3.80	11/15/2025	415,000		439,964
Hess, Sr. Unscd. Notes	5.60	2/15/2041	250,000		300,119
Kinder Morgan, Gtd. Notes	3.60	2/15/2051	200,000		189,385
Kinder Morgan Energy Partners, Gtd. Notes	3.50	9/1/2023	500,000		513,510
Kinder Morgan Energy Partners, Gtd. Notes	7.40	3/15/2031	350,000		449,632
Marathon Oil, Sr. Unscd. Notes	6.60	10/1/2037	150,000		194,127
Marathon Petroleum, Sr. Unscd. Notes	4.75	9/15/2044	150,000		164,402
MPLX, Sr. Unscd. Notes	4.88	12/1/2024	500,000		535,396

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Energy - 2.1% (continued)
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	115,000		125,130
MPLX, Sr. Unscd. Notes	5.50	2/15/2049	150,000		179,699
ONEOK Partners, Gtd. Notes	5.00	9/15/2023	500,000		521,276
ONEOK Partners, Gtd. Notes	6.85	10/15/2037	60,000		76,673
Phillips 66, Gtd. Notes	1.30	2/15/2026	200,000		192,295
Phillips 66, Gtd. Notes	4.88	11/15/2044	202,000		240,123
Plains All American Pipeline, Sr. Unscd. Notes	3.85	10/15/2023	150,000		154,683
Plains All American Pipeline, Sr. Unscd. Notes	4.90	2/15/2045	250,000		255,400
Sabine Pass Liquefaction, Sr. Scd. Notes	5.00	3/15/2027	600,000		662,334
Shell International Finance, Gtd. Notes	2.38	11/7/2029	400,000		397,864
Shell International Finance, Gtd. Notes	2.75	4/6/2030	250,000		253,982
Shell International Finance, Gtd. Notes	3.25	4/6/2050	250,000	[a]	249,583
Shell International Finance, Gtd. Notes	4.13	5/11/2035	260,000		292,689
Spectra Energy Partners, Gtd. Notes	5.95	9/25/2043	200,000		259,015
Suncor Energy, Sr. Unscd. Notes	4.00	11/15/2047	50,000		52,648
Suncor Energy, Sr. Unscd. Notes	6.50	6/15/2038	300,000		393,688
Tennessee Gas Pipeline, Gtd. Debs.	7.63	4/1/2037	70,000		95,118
The Williams Companies, Sr. Unscd. Notes	4.00	9/15/2025	100,000		105,921
The Williams Companies, Sr. Unscd. Notes	6.30	4/15/2040	400,000		513,858
TotalEnergies Capital International, Gtd. Notes	2.83	1/10/2030	170,000	[a]	173,145
TotalEnergies Capital International, Gtd. Notes	3.46	7/12/2049	50,000		50,717
TransCanada Pipelines, Sr. Unscd. Notes	4.88	5/15/2048	60,000		70,911
TransCanada Pipelines, Sr. Unscd. Notes	6.20	10/15/2037	75,000		97,431
TransCanada Pipelines, Sr. Unscd. Notes	7.63	1/15/2039	300,000		440,608
Valero Energy, Sr. Unscd. Notes	6.63	6/15/2037	165,000		213,345
Valero Energy, Sr. Unscd. Notes	7.50	4/15/2032	170,000		224,701
				17,296,946
Environmental Control - .0%
Waste Management, Gtd. Notes	4.15	7/15/2049	250,000		293,369
Financials - .0%
Brookfield Asset Management, Sr. Unscd. Notes	4.00	1/15/2025	250,000		263,534

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Food Products - .4%
Campbell Soup, Sr. Unscd. Notes	3.30	3/19/2025	400,000		417,404
Campbell Soup, Sr. Unscd. Notes	4.15	3/15/2028	80,000		86,751
Conagra Brands, Sr. Unscd. Notes	4.85	11/1/2028	100,000		111,984
Conagra Brands, Sr. Unscd. Notes	5.40	11/1/2048	60,000		75,419
General Mills, Sr. Unscd. Notes	2.88	4/15/2030	150,000		152,210
General Mills, Sr. Unscd. Notes	3.00	2/1/2051	300,000		283,200
Hormel Foods, Sr. Unscd. Notes	1.80	6/11/2030	200,000		190,478
Kellogg, Sr. Unscd. Notes	2.65	12/1/2023	300,000		306,491
McCormick & Co., Sr. Unscd. Notes	0.90	2/15/2026	200,000		190,380
McCormick & Co., Sr. Unscd. Notes	2.50	4/15/2030	300,000		295,523
Mondelez International, Sr. Unscd. Notes	2.75	4/13/2030	300,000		301,080
Sysco, Gtd. Notes	5.38	9/21/2035	200,000		242,114
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	300,000		319,665
The Kroger Company, Sr. Unscd. Notes	7.50	4/1/2031	200,000		273,056
Tyson Foods, Sr. Unscd. Bonds	5.15	8/15/2044	250,000		312,960
				3,558,715
Foreign Governmental - 1.3%
Canada, Sr. Unscd. Bonds	1.63	1/22/2025	200,000	[a]	201,254
Chile, Sr. Unscd. Notes	3.13	3/27/2025	500,000		518,250
Finland, Sr. Unscd. Bonds	6.95	2/15/2026	25,000		29,678
Hungary, Sr. Unscd. Notes	7.63	3/29/2041	300,000		472,369
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000		315,462
Indonesia, Sr. Unscd. Notes	3.85	10/15/2030	300,000	[a]	325,922
Indonesia, Sr. Unscd. Notes	4.35	1/11/2048	300,000		319,987
Israel, Gov't Gtd. Bonds	5.50	9/18/2023	450,000		480,889
Israel, Sr. Unscd. Bonds	3.15	6/30/2023	300,000		308,505
Israel, Sr. Unscd. Bonds	3.88	7/3/2050	250,000		278,308
Israel, Sr. Unscd. Notes	3.38	1/15/2050	300,000		307,246
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	300,000		282,936
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	300,000		294,537
Mexico, Sr. Unscd. Notes	4.60	1/23/2046	600,000		602,406
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000		266,460
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	350,000		398,167
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	500,000		527,000
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000		205,820
Panama, Sr. Unscd. Bonds	6.70	1/26/2036	400,000		511,722
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000		486,755
Peru, Sr. Unscd. Bonds	7.35	7/21/2025	500,000		586,735
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000		409,278
Philippines, Sr. Unscd. Bonds	10.63	3/16/2025	400,000	[a]	509,679

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Foreign Governmental - 1.3% (continued)
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000	85,849
Province of British Columbia Canada, Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/2026	525,000	616,445
Province of Ontario Canada, Sr. Unscd. Notes	3.40	10/17/2023	150,000	155,590
Province of Quebec Canada, Sr. Unscd. Debs., Ser. NJ	7.50	7/15/2023	200,000	218,078
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	300,000	412,003
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000	130,130
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000	439,185
				10,696,645
Health Care - 2.8%
Abbott Laboratories, Sr. Unscd. Notes	1.40	6/30/2030	200,000	187,472
Abbott Laboratories, Sr. Unscd. Notes	3.40	11/30/2023	200,000	206,633
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	200,000	255,042
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	335,000	345,419
AbbVie, Sr. Unscd. Notes	3.60	5/14/2025	170,000	178,092
AbbVie, Sr. Unscd. Notes	3.80	3/15/2025	300,000	315,391
AbbVie, Sr. Unscd. Notes	4.25	11/14/2028	110,000	120,481
AbbVie, Sr. Unscd. Notes	4.25	11/21/2049	490,000	546,542
AbbVie, Sr. Unscd. Notes	4.75	3/15/2045	400,000	463,524
Aetna, Sr. Unscd. Notes	4.75	3/15/2044	250,000	294,547
Aetna, Sr. Unscd. Notes	6.63	6/15/2036	150,000	205,692
AmerisourceBergen, Sr. Unscd. Notes	2.80	5/15/2030	100,000	100,299
Amgen, Sr. Unscd. Notes	2.45	2/21/2030	70,000	68,932
Amgen, Sr. Unscd. Notes	2.60	8/19/2026	500,000	510,883
Amgen, Sr. Unscd. Notes	2.80	8/15/2041	200,000	180,758
Amgen, Sr. Unscd. Notes	3.00	1/15/2052	200,000	181,718
Amgen, Sr. Unscd. Notes	3.38	2/21/2050	60,000	58,379
Amgen, Sr. Unscd. Notes	4.66	6/15/2051	100,000	118,493
Anthem, Sr. Unscd. Notes	2.25	5/15/2030	100,000	95,931
Anthem, Sr. Unscd. Notes	3.60	3/15/2051	60,000	61,710
Anthem, Sr. Unscd. Notes	4.38	12/1/2047	450,000	512,851
AstraZeneca, Sr. Unscd. Notes	1.38	8/6/2030	70,000	64,220
AstraZeneca, Sr. Unscd. Notes	4.38	11/16/2045	205,000	243,517
AstraZeneca, Sr. Unscd. Notes	4.38	8/17/2048	45,000	54,075
Banner Health, Unscd. Bonds	2.34	1/1/2030	300,000	298,484
Baxalta, Gtd. Notes	5.25	6/23/2045	200,000	247,124

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Health Care - 2.8% (continued)
Becton Dickinson & Co., Sr. Unscd. Notes	3.73	12/15/2024	386,000	404,502
Biogen, Sr. Unscd. Notes	4.05	9/15/2025	500,000	529,766
Boston Scientific, Sr. Unscd. Notes	1.90	6/1/2025	300,000	298,598
Bristol-Myers Squibb, Sr. Unscd. Notes	0.75	11/13/2025	200,000	191,503
Bristol-Myers Squibb, Sr. Unscd. Notes	1.45	11/13/2030	200,000	182,986
Bristol-Myers Squibb, Sr. Unscd. Notes	2.35	11/13/2040	200,000	177,451
Bristol-Myers Squibb, Sr. Unscd. Notes	2.55	11/13/2050	200,000	176,643
Bristol-Myers Squibb, Sr. Unscd. Notes	3.25	2/20/2023	58,000	59,384
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	250,000	265,624
Bristol-Myers Squibb, Sr. Unscd. Notes	3.90	2/20/2028	90,000	98,051
Bristol-Myers Squibb, Sr. Unscd. Notes	4.35	11/15/2047	90,000	104,360
Bristol-Myers Squibb, Sr. Unscd. Notes	4.55	2/20/2048	90,000	108,026
Cardinal Health, Sr. Unscd. Notes	4.60	3/15/2043	300,000	327,230
Cigna, Gtd. Notes	3.88	10/15/2047	75,000	77,153
Cigna, Gtd. Notes	4.13	11/15/2025	130,000	138,909
Cigna, Gtd. Notes	4.38	10/15/2028	230,000	253,375
Cigna, Gtd. Notes	4.80	7/15/2046	250,000	292,188
Cigna, Sr. Unscd. Notes	2.38	3/15/2031	80,000	76,686
CVS Health, Sr. Unscd. Notes	1.75	8/21/2030	85,000	78,071
CVS Health, Sr. Unscd. Notes	3.25	8/15/2029	100,000	103,272
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	640,000	698,360
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	500,000	577,815
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	200,000	245,456
Danaher, Sr. Unscd. Notes	4.38	9/15/2045	250,000	289,725
Dignity Health, Scd. Bonds	5.27	11/1/2064	304,000	400,091
Eli Lilly & Co., Sr. Unscd. Notes	3.10	5/15/2027	250,000	261,050
Gilead Sciences, Sr. Unscd. Notes	1.20	10/1/2027	80,000	75,458
Gilead Sciences, Sr. Unscd. Notes	4.15	3/1/2047	220,000	244,807
GlaxoSmithKline Capital, Gtd. Bonds	6.38	5/15/2038	300,000	421,067
GlaxoSmithKline Capital, Gtd. Notes	2.80	3/18/2023	300,000	305,792
GlaxoSmithKline Capital, Gtd. Notes	3.38	5/15/2023	140,000	143,963
HCA, Sr. Scd. Notes	4.13	6/15/2029	110,000	117,321
HCA, Sr. Scd. Notes	5.13	6/15/2039	50,000	57,909
HCA, Sr. Scd. Notes	5.25	6/15/2049	100,000	118,058
Johnson & Johnson, Sr. Unscd. Notes	2.10	9/1/2040	400,000	353,618

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Health Care - 2.8% (continued)
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/2026	380,000	388,605
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000	53,989
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	500,000	523,513
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	70,000	67,880
Medtronic, Gtd. Notes	3.50	3/15/2025	386,000	405,865
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	200,000	243,024
Merck & Co., Sr. Unscd. Notes	1.45	6/24/2030	400,000	371,010
Merck & Co., Sr. Unscd. Notes	2.35	6/24/2040	50,000	44,786
Merck & Co., Sr. Unscd. Notes	2.45	6/24/2050	60,000	52,728
Merck & Co., Sr. Unscd. Notes	2.75	2/10/2025	500,000	516,278
Merck & Co., Sr. Unscd. Notes	2.90	12/10/2061	110,000	100,495
Merck & Co., Sr. Unscd. Notes	3.90	3/7/2039	55,000	61,229
Merck & Co., Sr. Unscd. Notes	4.00	3/7/2049	80,000	91,117
Mount Sinai Hospitals Group, Scd. Bonds, Ser. 2019	3.74	7/1/2049	300,000	315,426
Mylan, Gtd. Notes	5.40	11/29/2043	300,000	344,546
Northwell Healthcare, Scd. Notes	3.98	11/1/2046	250,000	271,593
Novartis Capital, Gtd. Notes	2.20	8/14/2030	390,000	382,417
Novartis Capital, Gtd. Notes	2.75	8/14/2050	60,000	56,629
Pfizer, Sr. Unscd. Notes	0.80	5/28/2025	300,000	291,920
Pfizer, Sr. Unscd. Notes	2.55	5/28/2040	300,000	280,075
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	100,000	107,204
Pfizer, Sr. Unscd. Notes	4.13	12/15/2046	300,000	349,759
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000	279,994
Quest Diagnostics, Sr. Unscd. Notes	3.50	3/30/2025	250,000	260,703
Stryker, Sr. Unscd. Notes	3.50	3/15/2026	250,000	262,955
Stryker, Sr. Unscd. Notes	4.38	5/15/2044	250,000	287,155
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	200,000	228,551
Thermo Fisher Scientific, Sr. Unscd. Notes	2.80	10/15/2041	200,000	190,005
Trinity Health, Scd. Bonds	4.13	12/1/2045	200,000	233,573
UnitedHealth Group, Sr. Unscd. Notes	3.05	5/15/2041	75,000	73,446
UnitedHealth Group, Sr. Unscd. Notes	3.75	10/15/2047	70,000	75,117
UnitedHealth Group, Sr. Unscd. Notes	3.88	12/15/2028	100,000	109,424
UnitedHealth Group, Sr. Unscd. Notes	4.25	6/15/2048	80,000	92,141

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Health Care - 2.8% (continued)
UnitedHealth Group, Sr. Unscd. Notes	4.45	12/15/2048	60,000	71,337
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	280,000	341,379
UnitedHealth Group, Sr. Unscd. Notes	6.88	2/15/2038	410,000	594,334
UnitedHealth Group, Sr. Unscd. Notes	2.30	5/15/2031	75,000	72,884
UnitedHealth Group, Sr. Unscd. Notes	3.25	5/15/2051	100,000	99,856
Viatris, Gtd. Notes	2.70	6/22/2030	150,000	144,958
Zoetis, Sr. Unscd. Notes	3.00	5/15/2050	300,000	292,362
				23,200,739
Industrial - .7%
3M, Sr. Unscd. Notes	2.25	9/19/2026	500,000	506,248
3M, Sr. Unscd. Notes	2.38	8/26/2029	390,000	391,028
3M, Sr. Unscd. Notes	3.38	3/1/2029	300,000	318,923
Caterpillar, Sr. Unscd. Bonds	6.05	8/15/2036	237,000	322,061
Caterpillar, Sr. Unscd. Notes	3.25	4/9/2050	300,000	311,165
Caterpillar Financial Services, Sr. Unscd. Notes	0.80	11/13/2025	200,000	[a] 192,826
Eaton, Gtd. Notes	4.15	11/2/2042	200,000	224,181
GE Capital International Funding, Gtd. Notes	4.42	11/15/2035	800,000	913,414
Illinois Tool Works, Sr. Unscd. Notes	3.90	9/1/2042	270,000	300,516
John Deere Capital, Sr. Unscd. Notes	0.70	1/15/2026	200,000	191,995
John Deere Capital, Sr. Unscd. Notes	1.45	1/15/2031	300,000	277,274
Otis Worldwide, Sr. Unscd. Notes	2.06	4/5/2025	300,000	301,594
Parker-Hannifin, Sr. Unscd. Notes	3.25	6/14/2029	300,000	310,446
Parker-Hannifin, Sr. Unscd. Notes	4.00	6/14/2049	40,000	44,066
Stanley Black & Decker, Sr. Unscd. Notes	2.30	3/15/2030	300,000	296,301
Textron, Sr. Unscd. Notes	4.00	3/15/2026	500,000	532,055
Xylem, Sr. Unscd. Notes	4.38	11/1/2046	250,000	280,843
				5,714,936
Information Technology - .7%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	250,000	260,750
Autodesk, Sr. Unscd. Notes	4.38	6/15/2025	250,000	268,210
Broadridge Financial Solutions, Sr. Unscd. Notes	2.90	12/1/2029	150,000	150,489
Citrix Systems, Sr. Unscd. Notes	1.25	3/1/2026	400,000	393,379
Electronic Arts, Sr. Unscd. Notes	1.85	2/15/2031	200,000	186,055
Electronic Arts, Sr. Unscd. Notes	2.95	2/15/2051	200,000	183,382
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	190,000	197,386
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	100,000	110,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Information Technology - .7% (continued)
Microsoft, Sr. Unscd. Notes	2.53	6/1/2050	361,000	327,500
Microsoft, Sr. Unscd. Notes	3.04	3/17/2062	360,000	354,340
Oracle, Sr. Unscd. Notes	2.88	3/25/2031	205,000	198,088
Oracle, Sr. Unscd. Notes	2.95	4/1/2030	350,000	343,498
Oracle, Sr. Unscd. Notes	3.25	11/15/2027	250,000	257,127
Oracle, Sr. Unscd. Notes	3.85	7/15/2036	900,000	898,038
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	300,000	302,190
Oracle, Sr. Unscd. Notes	4.00	11/15/2047	160,000	152,081
Oracle, Sr. Unscd. Notes	4.10	3/25/2061	210,000	196,027
Roper Technologies, Sr. Unscd. Notes	1.00	9/15/2025	300,000	288,199
Roper Technologies, Sr. Unscd. Notes	1.40	9/15/2027	300,000	283,860
Roper Technologies, Sr. Unscd. Notes	3.80	12/15/2026	500,000	529,893
				5,880,917
Insurance - .8%
American International Group, Sr. Unscd. Notes	3.88	1/15/2035	500,000	536,258
American International Group, Sr. Unscd. Notes	4.75	4/1/2048	200,000	241,902
Aon, Gtd. Notes	2.80	5/15/2030	100,000	99,962
Aon, Gtd. Notes	3.75	5/2/2029	250,000	266,893
Aon, Gtd. Notes	4.60	6/14/2044	200,000	231,160
Arthur J. Gallagher & Co., Sr. Unscd. Notes	3.50	5/20/2051	40,000	39,344
Athene Holding, Sr. Unscd. Notes	3.95	5/25/2051	300,000	304,335
AXA, Sub. Bonds	8.60	12/15/2030	165,000	231,412
Berkshire Hathaway, Sr. Unscd. Notes	3.13	3/15/2026	200,000	209,260
Berkshire Hathaway Finance, Gtd. Notes	2.85	10/15/2050	250,000	229,107
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	135,000	154,516
First American Financial, Sr. Unscd. Notes	4.60	11/15/2024	500,000	534,026
Loews, Sr. Unscd. Notes	2.63	5/15/2023	250,000	253,350
Marsh & McLennan, Sr. Unscd. Notes	4.38	3/15/2029	70,000	78,097
Marsh & McLennan, Sr. Unscd. Notes	4.90	3/15/2049	65,000	81,099
MetLife, Sr. Unscd. Notes	4.05	3/1/2045	200,000	226,359
MetLife, Sr. Unscd. Notes	6.38	6/15/2034	150,000	202,250
Principal Financial Group, Gtd. Notes	2.13	6/15/2030	300,000	288,851
Prudential Financial, Jr. Sub. Notes	5.20	3/15/2044	300,000	310,037

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Insurance - .8% (continued)
Prudential Financial, Sr. Unscd. Notes	3.70	3/13/2051	75,000	80,134
Prudential Financial, Sr. Unscd. Notes	4.60	5/15/2044	200,000	235,618
Reinsurance Group of America, Sr. Unscd. Notes	3.15	6/15/2030	300,000	306,108
Reinsurance Group of America, Sr. Unscd. Notes	4.70	9/15/2023	350,000	367,228
The Allstate, Sr. Unscd. Notes	0.75	12/15/2025	200,000	191,230
The Allstate, Sub. Debs., Ser. B	5.75	8/15/2053	300,000	311,259
The Chubb, Gtd. Notes	6.00	5/11/2037	200,000	270,949
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000	81,101
The Progressive Corp., Sr. Unscd. Notes	6.63	3/1/2029	100,000	127,485
The Travelers Companies, Sr. Unscd. Notes	4.05	3/7/2048	150,000	171,335
				6,660,665
Internet Software & Services - .5%
Alibaba Group Holding, Sr. Unscd. Notes	4.00	12/6/2037	400,000	416,814
Alphabet, Sr. Unscd. Notes	0.45	8/15/2025	250,000	239,680
Alphabet, Sr. Unscd. Notes	1.10	8/15/2030	215,000	196,182
Alphabet, Sr. Unscd. Notes	1.90	8/15/2040	65,000	55,471
Alphabet, Sr. Unscd. Notes	2.00	8/15/2026	300,000	302,758
Amazon.com, Sr. Unscd. Notes	0.40	6/3/2023	200,000	198,401
Amazon.com, Sr. Unscd. Notes	0.80	6/3/2025	200,000	194,353
Amazon.com, Sr. Unscd. Notes	1.50	6/3/2030	200,000	187,917
Amazon.com, Sr. Unscd. Notes	1.65	5/12/2028	300,000	290,713
Amazon.com, Sr. Unscd. Notes	2.50	6/3/2050	200,000	177,496
Amazon.com, Sr. Unscd. Notes	2.88	5/12/2041	500,000	487,319
Amazon.com, Sr. Unscd. Notes	3.25	5/12/2061	220,000	218,177
Baidu, Sr. Unscd. Notes	1.72	4/9/2026	200,000	195,295
Baidu, Sr. Unscd. Notes	2.38	10/9/2030	200,000	191,144
Baidu, Sr. Unscd. Notes	4.38	5/14/2024	200,000	210,209
eBay, Sr. Unscd. Notes	1.40	5/10/2026	300,000	289,943
eBay, Sr. Unscd. Notes	3.65	5/10/2051	13,000	13,065
				3,864,937
Materials - .0%
Berry Global, Sr. Scd. Notes	1.57	1/15/2026	150,000	144,848
Media - .8%
Charter Communications Operating, Sr. Scd. Notes	4.40	12/1/2061	70,000	66,400
Charter Communications Operating, Sr. Scd. Notes	4.80	3/1/2050	300,000	307,181

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Media - .8% (continued)
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	510,000	550,965
Charter Communications Operating, Sr. Scd. Notes	6.48	10/23/2045	500,000	630,166
Comcast, Gtd. Bonds	4.00	8/15/2047	60,000	65,079
Comcast, Gtd. Notes	1.50	2/15/2031	650,000	591,687
Comcast, Gtd. Notes	2.45	8/15/2052	750,000	629,356
Comcast, Gtd. Notes	3.38	8/15/2025	730,000	765,436
Comcast, Gtd. Notes	3.90	3/1/2038	75,000	80,752
Comcast, Gtd. Notes	4.00	3/1/2048	60,000	65,063
Comcast, Gtd. Notes	4.60	10/15/2038	200,000	232,950
Comcast, Gtd. Notes	6.45	3/15/2037	300,000	418,637
Discovery Communications, Gtd. Notes	3.95	3/20/2028	350,000	369,408
Fox, Sr. Unscd. Notes	4.03	1/25/2024	83,000	86,816
Grupo Televisa, Sr. Unscd. Notes	5.00	5/13/2045	200,000	225,952
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	225,000	217,384
The Walt Disney Company, Gtd. Notes	2.75	9/1/2049	225,000	202,418
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	350,000	375,259
The Walt Disney Company, Gtd. Notes	4.75	11/15/2046	110,000	134,301
Time Warner Cable, Sr. Scd. Debs.	6.55	5/1/2037	350,000	434,441
ViacomCBS, Sr. Unscd. Debs.	7.88	7/30/2030	150,000	201,158
ViacomCBS, Sr. Unscd. Notes	4.90	8/15/2044	240,000	274,719
				6,925,528
Metals & Mining - ..3%
Barrick PD Australia Finance, Gtd. Notes	5.95	10/15/2039	200,000	260,994
Freeport-McMoRan, Gtd. Notes	5.45	3/15/2043	65,000	76,545
Newmont, Gtd. Notes	6.25	10/1/2039	126,000	169,124
Nucor, Sr. Unscd. Notes	2.98	12/15/2055	200,000	183,323
Rio Tinto Alcan, Sr. Unscd. Debs.	7.25	3/15/2031	350,000	477,148
Southern Copper, Sr. Unscd. Notes	5.25	11/8/2042	300,000	362,968
Steel Dynamics, Sr. Unscd. Notes	3.25	10/15/2050	60,000	56,138
Teck Resources, Sr. Unscd. Notes	3.90	7/15/2030	300,000	[a] 313,575
Vale Overseas, Gtd. Notes	3.75	7/8/2030	200,000	203,105
Vale Overseas, Gtd. Notes	6.88	11/21/2036	250,000	318,877
				2,421,797

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Municipal Securities - .8%
American Municipal Power, Revenue Bonds (Combined Hydroelectric Projects) (Build America Bond) Ser. B	8.08	2/15/2050	100,000	179,096
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	300,000	469,711
California, GO	3.50	4/1/2028	100,000	108,165
California, GO (Build America Bond)	7.50	4/1/2034	200,000	299,083
California, GO (Build America Bond)	7.55	4/1/2039	300,000	481,120
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	254,278
District of Columbia, Revenue Bonds (Build America Bond) Ser. E	5.59	12/1/2034	200,000	247,055
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Build America Bond)	6.64	4/1/2057	341,000	496,580
Illinois, GO	5.10	6/1/2033	430,000	478,865
Los Angeles Unified School District, GO (Build America Bond)	5.75	7/1/2034	350,000	445,109
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000	134,722
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	300,000	468,179
New Jersey Economic Development Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	7.43	2/15/2029	250,000	308,632
New Jersey Turnpike Authority, Revenue Bonds (Build America Bond) Ser. F	7.41	1/1/2040	400,000	629,875
New York City Water & Sewer System, Revenue Bonds (Build America Bond)	5.95	6/15/2042	345,000	502,114
Pennsylvania Turnpike Commission, Revenue Bonds (Build America Bond) Ser. B	5.51	12/1/2045	200,000	275,389
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	300,000	394,334
The Ohio State University, Revenue Bonds, Ser. A	3.80	12/1/2046	250,000	290,340
				6,462,647
Real Estate - 1.1%
Alexandria Real Estate Equities, Gtd. Notes	2.00	5/18/2032	250,000	232,035
Alexandria Real Estate Equities, Gtd. Notes	3.00	5/18/2051	200,000	186,004

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Real Estate - 1.1% (continued)
American Tower, Sr. Unscd. Notes	1.50	1/31/2028	200,000		186,230
American Tower, Sr. Unscd. Notes	1.60	4/15/2026	300,000		290,618
American Tower, Sr. Unscd. Notes	2.70	4/15/2031	300,000		290,999
American Tower, Sr. Unscd. Notes	3.80	8/15/2029	90,000		95,054
AvalonBay Communities, Sr. Unscd. Notes	4.20	12/15/2023	400,000		418,073
Boston Properties, Sr. Unscd. Notes	4.50	12/1/2028	100,000		110,561
Corporate Office Properties, Gtd. Notes	2.00	1/15/2029	200,000		188,256
Crown Castle International, Sr. Unscd. Notes	2.25	1/15/2031	200,000		187,569
Crown Castle International, Sr. Unscd. Notes	3.70	6/15/2026	430,000		451,400
Duke Realty, Gtd. Notes	3.75	12/1/2024	400,000		421,945
Equinix, Sr. Unscd. Notes	1.45	5/15/2026	200,000		193,008
Equinix, Sr. Unscd. Notes	3.40	2/15/2052	200,000		191,354
Essex Portfolio, Gtd. Notes	2.65	3/15/2032	150,000		146,365
Essex Portfolio, Gtd. Notes	4.00	3/1/2029	200,000		217,483
Kimco Realty, Sr. Unscd. Notes	2.70	10/1/2030	200,000		197,469
Kimco Realty, Sr. Unscd. Notes	3.13	6/1/2023	250,000		254,631
Mid-America Apartments, Sr. Unscd. Notes	1.10	9/15/2026	400,000		379,079
Mid-America Apartments, Sr. Unscd. Notes	4.30	10/15/2023	400,000		415,323
National Retail Properties, Sr. Unscd. Notes	3.90	6/15/2024	500,000		523,072
Office Properties Income Trust, Sr. Unscd. Notes	2.65	6/15/2026	200,000		195,842
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	370,000		360,836
Prologis, Sr. Unscd. Notes	3.00	4/15/2050	35,000		34,181
Realty Income, Sr. Unscd. Notes	3.88	7/15/2024	500,000		524,259
Realty Income, Sr. Unscd. Notes	3.95	8/15/2027	250,000		270,191
Rexford Industrial Realty, Gtd. Notes	2.15	9/1/2031	200,000		184,699
Simon Property Group, Sr. Unscd. Notes	2.65	7/15/2030	200,000		197,952
Simon Property Group, Sr. Unscd. Notes	3.25	9/13/2049	65,000		63,143
Simon Property Group, Sr. Unscd. Notes	3.80	7/15/2050	200,000	[a]	213,076
Tanger Properties, Sr. Unscd. Notes	2.75	9/1/2031	400,000		374,474
UDR, Gtd. Notes	2.10	8/1/2032	200,000		184,348
Ventas Realty, Gtd. Notes	4.00	3/1/2028	300,000		323,183
Ventas Realty, Gtd. Notes	4.88	4/15/2049	200,000		239,437
Welltower, Sr. Unscd. Notes	4.13	3/15/2029	200,000		217,744
				8,959,893

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Retailing - .7%
Advance Auto Parts, Gtd. Notes	1.75	10/1/2027	300,000		286,132
Autozone, Sr. Unscd. Notes	3.13	4/21/2026	500,000		518,397
Costco Wholesale, Sr. Unscd. Notes	1.60	4/20/2030	200,000		188,205
Costco Wholesale, Sr. Unscd. Notes	3.00	5/18/2027	100,000		104,747
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	95,000		103,235
Lowe's, Sr. Unscd. Notes	1.70	10/15/2030	300,000		275,256
Lowe's, Sr. Unscd. Notes	1.70	9/15/2028	200,000		190,513
Lowe's, Sr. Unscd. Notes	2.80	9/15/2041	200,000		182,871
Lowe's, Sr. Unscd. Notes	3.00	10/15/2050	200,000		183,209
Lowe's, Sr. Unscd. Notes	3.13	9/15/2024	250,000		259,287
Lowe's, Sr. Unscd. Notes	3.65	4/5/2029	80,000		85,258
McDonald's, Sr. Unscd. Notes	3.63	9/1/2049	50,000		51,226
McDonald's, Sr. Unscd. Notes	4.88	12/9/2045	465,000		557,591
O'Reilly Automotive, Sr. Unscd. Notes	1.75	3/15/2031	300,000		275,282
Starbucks, Sr. Unscd. Notes	2.55	11/15/2030	400,000		394,752
Starbucks, Sr. Unscd. Notes	4.45	8/15/2049	250,000		287,156
Target, Sr. Unscd. Notes	2.50	4/15/2026	400,000		412,040
The Home Depot, Sr. Unscd. Notes	3.35	4/15/2050	250,000		254,705
The Home Depot, Sr. Unscd. Notes	5.88	12/16/2036	300,000		405,296
Walmart, Sr. Unscd. Notes	3.40	6/26/2023	265,000		273,194
Walmart, Sr. Unscd. Notes	3.95	6/28/2038	90,000		103,129
Walmart, Sr. Unscd. Notes	4.05	6/29/2048	180,000		213,046
				5,604,527
Semiconductors & Semiconductor Equipment - .6%
Applied Materials, Sr. Unscd. Notes	3.90	10/1/2025	500,000		535,177
Broadcom, Gtd. Notes	2.45	2/15/2031	230,000	[b]	215,456
Broadcom, Gtd. Notes	2.60	2/15/2033	200,000	[b]	184,894
Broadcom, Gtd. Notes	3.50	2/15/2041	200,000	[b]	190,310
Broadcom, Gtd. Notes	4.11	9/15/2028	260,000		276,998
Broadcom, Gtd. Notes	4.15	11/15/2030	230,000		244,975
Broadcom, Gtd. Notes	4.75	4/15/2029	210,000		231,445
Broadcom Cayman Finance, Gtd. Notes	3.50	1/15/2028	110,000		114,017
Intel, Sr. Unscd. Notes	3.15	5/11/2027	110,000		115,255
Intel, Sr. Unscd. Notes	3.25	11/15/2049	150,000		146,099
Intel, Sr. Unscd. Notes	3.73	12/8/2047	120,000		126,403
Intel, Sr. Unscd. Notes	3.90	3/25/2030	300,000		329,611
Intel, Sr. Unscd. Notes	4.10	5/11/2047	80,000		89,390
Intel, Sr. Unscd. Notes	4.75	3/25/2050	300,000		370,947
NVIDIA, Sr. Unscd. Notes	1.55	6/15/2028	300,000		288,680
NXP, Gtd. Notes	5.35	3/1/2026	100,000	[b]	110,761
NXP, Gtd. Notes	5.55	12/1/2028	100,000	[b]	116,607
Qualcomm, Sr. Unscd. Notes	4.30	5/20/2047	120,000		140,694

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Semiconductors & Semiconductor Equipment - .6% (continued)
Qualcomm, Sr. Unscd. Notes	4.65	5/20/2035	140,000		166,567
Texas Instruments, Sr. Unscd. Notes	1.13	9/15/2026	200,000		194,508
Texas Instruments, Sr. Unscd. Notes	1.75	5/4/2030	400,000		381,748
Texas Instruments, Sr. Unscd. Notes	4.15	5/15/2048	80,000		94,200
				4,664,742
Supranational Bank - 1.8%
African Development Bank, Sr. Unscd. Notes	3.00	9/20/2023	300,000		309,159
Asian Development Bank, Sr. Unscd. Bonds	0.63	4/29/2025	220,000		214,156
Asian Development Bank, Sr. Unscd. Notes	0.25	7/14/2023	300,000		296,643
Asian Development Bank, Sr. Unscd. Notes	1.00	4/14/2026	200,000		194,862
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000		100,363
Asian Development Bank, Sr. Unscd. Notes	2.00	1/22/2025	1,000,000		1,017,382
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000		95,088
Asian Development Bank, Sr. Unscd. Notes	2.75	3/17/2023	500,000		510,354
Council of Europe Development Bank, Sr. Unscd. Notes	2.63	2/13/2023	300,000		305,287
European Bank for Reconstruction & Development, Sr. Unscd. Notes	0.25	7/10/2023	300,000		296,567
European Investment Bank, Sr. Unscd. Bonds	0.38	12/15/2025	200,000	[a]	191,005
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	300,000		296,113
European Investment Bank, Sr. Unscd. Bonds	1.63	3/14/2025	200,000		200,630
European Investment Bank, Sr. Unscd. Bonds	2.25	6/24/2024	160,000		163,572
European Investment Bank, Sr. Unscd. Notes	0.38	3/26/2026	250,000		238,209
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	500,000	[a]	506,974
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000		518,339
Export Development Canada, Gov't Gtd. Bonds	2.63	2/21/2024	300,000		308,103
Export-Import Bank of Korea, Sr. Unscd. Bonds	4.00	1/14/2024	500,000		524,843
FMS Wertmanagement, Gov't Gtd. Notes	2.75	1/30/2024	400,000		412,040

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Supranational Bank - 1.8% (continued)
Inter-American Development Bank, Sr. Unscd. Bonds	2.13	1/15/2025	1,000,000		1,020,492
Inter-American Development Bank, Sr. Unscd. Notes	0.25	11/15/2023	400,000		393,319
Inter-American Development Bank, Sr. Unscd. Notes	1.13	1/13/2031	200,000		188,119
Inter-American Development Bank, Sr. Unscd. Notes	1.75	3/14/2025	150,000	[a]	151,391
Inter-American Development Bank, Sr. Unscd. Notes	2.00	7/23/2026	80,000		81,173
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	300,000		324,476
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	0.63	4/22/2025	390,000		379,446
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	175,000		166,110
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	2.50	7/29/2025	1,000,000		1,032,845
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.13	4/20/2023	300,000	[a]	296,996
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.38	7/28/2025	300,000		288,264
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000		185,183
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.38	4/20/2028	300,000		292,687
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.63	1/15/2025	300,000		301,517
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.75	4/19/2023	500,000		504,797
International Finance, Sr. Unscd. Notes	0.38	7/16/2025	200,000		192,116
International Finance, Sr. Unscd. Notes	0.50	3/20/2023	300,000		298,551
Japan Bank for International Cooperation, Gov't Gtd. Bonds	1.88	7/21/2026	500,000		502,898
Japan Bank for International Cooperation, Gov't Gtd. Notes	2.00	10/17/2029	300,000		300,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Supranational Bank - 1.8% (continued)
Japan Bank for International Cooperation, Gov't Gtd. Notes	2.75	1/21/2026	250,000		259,755
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	0.50	1/27/2026	250,000		238,937
The Asian Infrastructure Investment Bank, Sr. Unscd. Notes	0.50	5/28/2025	200,000		193,537
The Korea Development Bank, Sr. Unscd. Bonds	0.80	7/19/2026	300,000		286,782
The Korea Development Bank, Sr. Unscd. Notes	2.75	3/19/2023	300,000		304,890
				14,884,170
Technology Hardware & Equipment - .7%
Amdocs, Sr. Unscd. Notes	2.54	6/15/2030	200,000		191,779
Apple, Sr. Unscd. Notes	0.70	2/8/2026	230,000		220,991
Apple, Sr. Unscd. Notes	1.13	5/11/2025	125,000		122,704
Apple, Sr. Unscd. Notes	1.65	5/11/2030	100,000		94,407
Apple, Sr. Unscd. Notes	1.65	2/8/2031	175,000		164,404
Apple, Sr. Unscd. Notes	1.80	9/11/2024	135,000		136,133
Apple, Sr. Unscd. Notes	2.20	9/11/2029	120,000		119,287
Apple, Sr. Unscd. Notes	2.38	2/8/2041	80,000		72,307
Apple, Sr. Unscd. Notes	2.55	8/20/2060	140,000		120,215
Apple, Sr. Unscd. Notes	2.65	5/11/2050	120,000		108,991
Apple, Sr. Unscd. Notes	2.80	2/8/2061	215,000		194,228
Apple, Sr. Unscd. Notes	2.95	9/11/2049	75,000		72,247
Apple, Sr. Unscd. Notes	3.20	5/11/2027	200,000		210,390
Apple, Sr. Unscd. Notes	3.35	2/9/2027	500,000		529,571
Apple, Sr. Unscd. Notes	3.45	5/6/2024	500,000		522,288
Apple, Sr. Unscd. Notes	3.75	11/13/2047	90,000		98,602
Apple, Sr. Unscd. Notes	4.25	2/9/2047	300,000		354,395
Dell International, Gtd. Notes	3.45	12/15/2051	45,000	[b]	39,667
Dell International, Sr. Unscd. Notes	6.02	6/15/2026	200,000		227,145
Dell International, Sr. Unscd. Notes	8.35	7/15/2046	65,000		102,809
DXC Technology, Sr. Unscd. Notes	2.38	9/15/2028	300,000		288,095
Hewlett Packard Enterprise, Sr. Unscd. Notes	1.75	4/1/2026	200,000		195,488
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.90	10/15/2025	500,000		540,771
HP, Sr. Unscd. Notes	3.40	6/17/2030	200,000		204,877
International Business Machines, Sr. Unscd. Notes	1.70	5/15/2027	100,000		97,288
International Business Machines, Sr. Unscd. Notes	3.30	5/15/2026	250,000		261,431
International Business Machines, Sr. Unscd. Notes	3.50	5/15/2029	220,000		232,465

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Technology Hardware & Equipment - .7% (continued)
International Business Machines, Sr. Unscd. Notes	4.15	5/15/2039	105,000		114,585
International Business Machines, Sr. Unscd. Notes	4.25	5/15/2049	160,000		181,633
Leidos, Gtd. Notes	2.30	2/15/2031	200,000		184,342
NetApp, Sr. Unscd. Notes	2.70	6/22/2030	200,000		196,729
				6,200,264
Telecommunication Services - 1.3%
America Movil, Gtd. Notes	6.38	3/1/2035	100,000		130,365
America Movil, Sr. Unscd. Notes	4.38	4/22/2049	200,000		230,613
AT&T, Sr. Unscd. Notes	3.50	9/15/2053	615,000		585,564
AT&T, Sr. Unscd. Notes	3.80	12/1/2057	300,000		294,327
AT&T, Sr. Unscd. Notes	4.35	3/1/2029	560,000		615,719
AT&T, Sr. Unscd. Notes	4.50	5/15/2035	500,000		552,959
AT&T, Sr. Unscd. Notes	4.50	3/9/2048	341,000		377,044
AT&T, Sr. Unscd. Notes	4.85	7/15/2045	300,000		344,156
AT&T, Sr. Unscd. Notes	4.85	3/1/2039	110,000		125,720
British Telecommunications, Sr. Unscd. Notes	9.63	12/15/2030	175,000		250,161
Cisco Systems, Sr. Unscd. Notes	2.95	2/28/2026	250,000		261,056
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/2040	250,000		331,371
Corning, Sr. Unscd. Notes	3.90	11/15/2049	300,000		319,065
Deutsche Telekom International Finance, Gtd. Bonds	8.75	6/15/2030	300,000		423,754
Orange, Sr. Unscd. Notes	9.00	3/1/2031	300,000		444,073
Rogers Communications, Gtd. Bonds	7.50	8/15/2038	125,000		184,584
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	150,000		174,730
Telefonica Emisiones, Gtd. Notes	7.05	6/20/2036	250,000		340,089
T-Mobile USA, Sr. Scd. Notes	2.05	2/15/2028	300,000		288,938
T-Mobile USA, Sr. Scd. Notes	3.50	4/15/2025	310,000		322,034
T-Mobile USA, Sr. Scd. Notes	3.60	11/15/2060	200,000	[b]	182,703
T-Mobile USA, Sr. Scd. Notes	4.50	4/15/2050	250,000		274,625
Verizon Communications, Sr. Unscd. Notes	0.85	11/20/2025	200,000		191,792
Verizon Communications, Sr. Unscd. Notes	1.75	1/20/2031	200,000		182,527
Verizon Communications, Sr. Unscd. Notes	2.88	11/20/2050	200,000		178,536
Verizon Communications, Sr. Unscd. Notes	2.99	10/30/2056	435,000		381,790
Verizon Communications, Sr. Unscd. Notes	3.70	3/22/2061	365,000		366,828
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	627,000		681,711

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Telecommunication Services - 1.3% (continued)
Verizon Communications, Sr. Unscd. Notes	4.33	9/21/2028	250,000		275,607
Verizon Communications, Sr. Unscd. Notes	4.86	8/21/2046	400,000		490,221
Vodafone Group, Sr. Unscd. Notes	5.00	5/30/2038	60,000		70,605
Vodafone Group, Sr. Unscd. Notes	5.13	6/19/2059	110,000		133,079
Vodafone Group, Sr. Unscd. Notes	5.25	5/30/2048	180,000		217,026
Vodafone Group, Sr. Unscd. Notes	7.88	2/15/2030	125,000		169,552
				10,392,924
Transportation - .4%
Burlington Northern Santa Fe, Sr. Unscd. Debs.	4.55	9/1/2044	300,000		357,866
Burlington Northern Santa Fe, Sr. Unscd. Debs.	6.15	5/1/2037	300,000		409,717
Burlington Northern Santa Fe, Sr. Unscd. Debs.	7.00	12/15/2025	100,000		118,520
Canadian Pacific Railway, Gtd. Notes	6.13	9/15/2115	100,000		140,018
CSX, Sr. Unscd. Notes	3.80	3/1/2028	200,000		214,517
CSX, Sr. Unscd. Notes	4.30	3/1/2048	50,000		57,314
CSX, Sr. Unscd. Notes	4.75	11/15/2048	100,000		121,148
FedEx, Gtd. Notes	4.75	11/15/2045	400,000		462,875
Kansas Southern, Gtd. Notes	4.95	8/15/2045	150,000		178,449
Norfolk Southern, Sr. Unscd. Notes	2.90	8/25/2051	300,000		275,794
Union Pacific, Sr. Unscd. Notes	2.75	4/15/2023	400,000		406,235
Union Pacific, Sr. Unscd. Notes	3.80	4/6/2071	55,000		58,335
Union Pacific, Sr. Unscd. Notes	3.84	3/20/2060	243,000		261,836
Union Pacific, Sr. Unscd. Notes	3.95	9/10/2028	105,000		114,305
United Parcel Service, Sr. Unscd. Notes	3.75	11/15/2047	80,000		90,253
United Parcel Service, Sr. Unscd. Notes	5.30	4/1/2050	200,000		278,853
				3,546,035
U.S. Government Agencies Collateralized Municipal-Backed Securities - 1.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K043, Cl. A2	3.06	12/25/2024	348,000	[c]	361,593
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K047, Cl. A2	3.33	5/25/2025	45,000	[c]	47,269
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K056, Cl. A2	2.53	5/25/2026	800,000	[c]	823,935

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 1.0% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K103, Cl. A2	2.65	11/25/2029	400,000	[c]	419,899
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K104, Cl. A2	2.25	1/25/2030	400,000	[c]	407,436
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K106, Cl. A1	1.78	10/25/2029	294,157	[c]	292,718
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K112, Cl. A2	1.31	5/25/2030	200,000	[c]	189,118
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K126, Cl. A2	2.07	1/25/2031	400,000	[c]	399,058
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1514, Cl. A2	2.86	10/25/2034	400,000	[c]	415,638
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1516, Cl. A2	1.72	5/25/2035	400,000	[c]	366,961
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates, Ser. K-1521, CI. A2	2.18	8/25/2036	300,000	[c]	291,933
Federal National Mortgage Association, Ser. 2017-M12, Cl. A2	3.07	6/25/2027	799,059	[c]	847,918
Federal National Mortgage Association, Ser. 2018-M1, Cl. A2	2.99	12/25/2027	905,399	[c]	953,456
Federal National Mortgage Association, Ser. 2018-M10, Cl. A2	3.36	7/25/2028	750,000	[c]	807,263
Federal National Mortgage Association, Ser. 2019-M12, Cl. A2	2.89	6/25/2029	500,000	[c]	529,915
Federal National Mortgage Association, Ser. 2019-M5, Cl. A2	3.27	2/25/2029	200,000	[c]	215,317
Federal National Mortgage Association, Ser. 2020-M1, Cl. A2	2.44	10/25/2029	400,000	[c]	412,780
Federal National Mortgage Association, Ser. 2020-M14, Cl. A2	1.78	5/25/2030	300,000	[c]	295,360
				8,077,567

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Government Agencies Mortgage-Backed - 28.3%
Federal Home Loan Mortgage Corp.:
1.50%, 5/1/2041-11/1/2051			809,338	[c]	768,410
2.00%, 8/1/2028-11/1/2051			5,747,515	[c]	5,654,280
2.25%, 8/1/2034, 1 Year U.S. Treasury Curve Rate T-Note Constant +2.25%			276	[c,d]	279
2.50%, 3/1/2028-9/1/2051			7,730,118	[c]	7,808,452
3.00%, 10/1/2026-7/1/2050			8,497,035	[c]	8,808,812
3.50%, 11/1/2025-7/1/2049			5,511,821	[c]	5,813,743
4.00%, 4/1/2024-6/1/2050			4,200,702	[c]	4,521,617
4.50%, 5/1/2023-12/1/2048			1,824,287	[c]	1,989,135
5.00%, 5/1/2023-2/1/2048			941,658	[c]	1,055,697
5.50%, 2/1/2023-1/1/2039			274,342	[c]	305,869
6.00%, 7/1/2022-7/1/2039			330,650	[c]	374,707
6.50%, 4/1/2026-9/1/2037			70,505	[c]	79,756
7.00%, 12/1/2024-9/1/2031			9,737	[c]	10,650
7.50%, 6/1/2024-7/1/2030			2,094	[c]	2,198
8.00%, 5/1/2026-10/1/2031			2,319	[c]	2,554
8.50%, 6/1/2030			211	[c]	240
Federal National Mortgage Association:
2.00%			2,000,000	[c,e]	1,966,954
1.50%			10,125,000	[c,e]	9,800,372
1.50%, 11/1/2035-6/1/2051			3,796,894	[c]	3,639,907
2.00%			50,975,000	[c,e]	49,938,219
2.00%, 7/1/2028-5/1/2051			5,349,683	[c]	5,291,770
2.50%, 7/1/2027-5/1/2051			6,464,343	[c]	6,556,398
2.50%			28,125,000	[c,e]	28,074,482
3.00%			100,000	[c,e]	101,937
3.00%, 10/1/2026-9/1/2050			15,961,056	[c]	16,525,459
3.50%, 8/1/2025-6/1/2050			11,190,841	[c]	11,797,099
4.00%, 7/1/2024-8/1/2049			7,180,900	[c]	7,705,877
4.50%, 4/1/2023-4/1/2049			2,586,768	[c]	2,812,060
5.00%, 7/1/2022-6/1/2049			1,247,892	[c]	1,395,639
5.50%, 1/1/2032-12/1/2038			515,780	[c]	576,378
6.00%, 5/1/2024-11/1/2038			660,031	[c]	747,875
6.50%, 3/1/2022-12/1/2037			179,290	[c]	200,909
7.00%, 8/1/2023-7/1/2032			18,046	[c]	19,779
7.50%, 4/1/2026-6/1/2031			9,670	[c]	10,225
8.00%, 3/1/2022-8/1/2030			2,073	[c]	2,250
8.50%, 7/1/2030			133	[c]	151
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046			114,208		116,202
3.00%, 9/15/2042-8/15/2045			566,212		588,103
3.50%, 2/15/2026-8/15/2045			416,433		440,718

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Government Agencies Mortgage-Backed - 28.3% (continued)
4.00%, 2/15/2041-9/15/2045			484,800		531,826
4.50%, 3/15/2039-2/15/2041			459,265		512,271
5.00%, 7/15/2033-4/15/2040			699,620		795,809
5.50%, 2/15/2033-11/15/2038			239,740		270,630
6.00%, 1/15/2029-10/15/2036			82,590		93,209
6.50%, 2/15/2024-11/15/2033			37,301		41,079
7.00%, 10/15/2027-8/15/2032			26,643		29,098
7.50%, 12/15/2023-11/15/2030			12,165		12,224
8.00%, 8/15/2024-3/15/2032			4,957		5,578
8.25%, 6/15/2027			525		527
8.50%, 10/15/2026			1,977		1,986
9.00%, 2/15/2023			172		173
Government National Mortgage Association II:
2.00%			500,000	[e]	493,470
2.00%			10,550,000	[e]	10,430,488
2.00%, 9/20/2050-7/20/2051			1,426,406		1,412,369
2.50%, 3/20/2027-9/20/2051			2,343,048		2,365,683
2.50%			10,025,000	[e]	10,087,362
3.00%			1,150,000	[e]	1,177,223
3.00%, 11/20/2027-9/20/2050			7,961,230		8,218,307
3.50%, 9/20/2028-10/20/2051			6,926,456		7,287,215
4.00%, 9/20/2043-7/20/2049			3,428,971		3,654,031
4.50%, 7/20/2041-6/20/2049			1,981,564		2,160,045
5.00%, 9/20/2040-2/20/2049			180,689		202,588
5.50%, 10/20/2031-6/20/2041			42,727		48,799
6.50%, 2/20/2028			203		221
8.50%, 7/20/2025			73		74
				235,337,447
U.S. Government Agencies Obligations - 1.4%
Federal Farm Credit Bank Funding Corp., Unscd. Bonds	1.65	7/23/2035	200,000		180,848
Federal Home Loan Bank, Unscd. Bonds	1.38	2/17/2023	2,000,000		2,010,792
Federal Home Loan Bank, Unscd. Bonds	3.38	12/8/2023	500,000		520,465
Federal Home Loan Bank, Unscd. Bonds	5.50	7/15/2036	480,000		673,971
Federal Home Loan Mortgage Corp., Notes	0.80	10/27/2026	125,000	[c]	120,144
Federal Home Loan Mortgage Corp., Unscd. Notes	0.13	10/16/2023	500,000	[c]	491,795
Federal Home Loan Mortgage Corp., Unscd. Notes	0.25	6/26/2023	1,400,000	[c]	1,384,267

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Government Agencies Obligations - 1.4% (continued)
Federal Home Loan Mortgage Corp., Unscd. Notes	1.50	2/12/2025	500,000	[a,c]	501,576
Federal National Mortgage Association, Unscd. Notes	0.25	5/22/2023	1,000,000	[c]	991,350
Federal National Mortgage Association, Unscd. Notes	0.38	8/25/2025	1,000,000	[c]	960,766
Federal National Mortgage Association, Unscd. Notes	0.88	12/18/2026	325,000	[c]	311,888
Federal National Mortgage Association, Unscd. Notes	1.63	10/15/2024	500,000	[a,c]	503,488
Federal National Mortgage Association, Unscd. Notes	1.88	9/24/2026	1,000,000	[c]	1,012,735
Federal National Mortgage Association, Unscd. Notes	6.25	5/15/2029	540,000	[c]	702,620
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	700,000		959,189
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000		245,991
				11,571,885
U.S. Treasury Securities - 38.5%
U.S. Treasury Bonds	1.13	5/15/2040	435,000		367,150
U.S. Treasury Bonds	1.25	5/15/2050	1,706,000		1,388,058
U.S. Treasury Bonds	1.38	8/15/2050	845,000		709,404
U.S. Treasury Bonds	1.63	11/15/2050	3,415,000		3,049,088
U.S. Treasury Bonds	1.88	2/15/2041	180,000		171,640
U.S. Treasury Bonds	1.88	2/15/2051	660,000		625,298
U.S. Treasury Bonds	2.00	2/15/2050	1,145,000		1,116,420
U.S. Treasury Bonds	2.00	8/15/2051	1,915,000	[a]	1,868,621
U.S. Treasury Bonds	2.00	11/15/2041	1,850,000		1,798,836
U.S. Treasury Bonds	2.25	8/15/2049	1,525,000		1,565,627
U.S. Treasury Bonds	2.25	8/15/2046	1,625,000		1,647,026
U.S. Treasury Bonds	2.38	5/15/2051	3,275,000		3,467,918
U.S. Treasury Bonds	2.38	11/15/2049	750,000		791,191
U.S. Treasury Bonds	2.50	2/15/2045	3,135,000	[a]	3,308,282
U.S. Treasury Bonds	2.50	2/15/2046	2,040,000		2,162,002
U.S. Treasury Bonds	2.50	5/15/2046	2,230,000		2,364,584
U.S. Treasury Bonds	2.75	8/15/2047	1,470,000		1,641,864
U.S. Treasury Bonds	2.75	11/15/2042	1,192,000		1,306,544
U.S. Treasury Bonds	2.75	11/15/2047	1,445,000		1,614,844
U.S. Treasury Bonds	2.88	5/15/2043	2,552,000		2,852,957
U.S. Treasury Bonds	2.88	11/15/2046	1,111,000		1,261,289
U.S. Treasury Bonds	2.88	5/15/2049	2,286,000		2,643,813
U.S. Treasury Bonds	3.00	2/15/2047	1,490,000		1,731,310
U.S. Treasury Bonds	3.00	2/15/2049	1,150,000		1,357,764
U.S. Treasury Bonds	3.00	11/15/2044	1,077,000		1,233,544

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Treasury Securities - 38.5% (continued)
U.S. Treasury Bonds	3.00	8/15/2048	2,375,000		2,790,718
U.S. Treasury Bonds	3.00	2/15/2048	1,840,000		2,156,178
U.S. Treasury Bonds	3.13	5/15/2048	1,245,000		1,494,195
U.S. Treasury Bonds	3.13	8/15/2044	656,000		765,880
U.S. Treasury Bonds	3.13	2/15/2043	130,000		150,790
U.S. Treasury Bonds	3.38	11/15/2048	1,515,000		1,903,396
U.S. Treasury Bonds	3.38	5/15/2044	760,000		920,372
U.S. Treasury Bonds	3.50	2/15/2039	750,000		909,258
U.S. Treasury Bonds	3.63	2/15/2044	1,968,000		2,465,842
U.S. Treasury Bonds	3.63	8/15/2043	1,995,000		2,491,022
U.S. Treasury Bonds	3.75	11/15/2043	1,575,000		2,004,741
U.S. Treasury Bonds	3.75	8/15/2041	1,050,000		1,320,744
U.S. Treasury Bonds	4.25	5/15/2039	1,190,000		1,577,029
U.S. Treasury Bonds	4.38	2/15/2038	1,233,000		1,644,273
U.S. Treasury Bonds	4.38	11/15/2039	535,000		720,369
U.S. Treasury Bonds	4.63	2/15/2040	945,000		1,310,597
U.S. Treasury Bonds	4.75	2/15/2041	960,000		1,360,162
U.S. Treasury Bonds	5.25	11/15/2028	335,000		410,728
U.S. Treasury Bonds	6.13	11/15/2027	2,065,000		2,573,829
U.S. Treasury Bonds	7.13	2/15/2023	76,000		80,956
U.S. Treasury Bonds	7.63	2/15/2025	550,000		652,760
U.S. Treasury Notes	0.13	4/30/2023	2,500,000		2,476,172
U.S. Treasury Notes	0.13	6/30/2023	2,880,000	[a]	2,845,350
U.S. Treasury Notes	0.13	2/15/2024	3,000,000		2,936,367
U.S. Treasury Notes	0.13	5/31/2023	3,200,000		3,165,000
U.S. Treasury Notes	0.13	7/31/2023	1,245,000		1,228,368
U.S. Treasury Notes	0.13	5/15/2023	1,790,000		1,771,890
U.S. Treasury Notes	0.13	8/31/2023	1,115,000		1,098,841
U.S. Treasury Notes	0.13	7/15/2023	2,000,000		1,974,766
U.S. Treasury Notes	0.25	9/30/2025	965,000		922,555
U.S. Treasury Notes	0.25	5/15/2024	1,670,000		1,632,686
U.S. Treasury Notes	0.25	8/31/2025	2,030,000		1,942,536
U.S. Treasury Notes	0.25	10/31/2025	1,440,000	[a]	1,374,469
U.S. Treasury Notes	0.38	8/15/2024	1,130,000	[a]	1,104,178
U.S. Treasury Notes	0.38	4/30/2025	358,000	[a]	346,141
U.S. Treasury Notes	0.38	7/15/2024	3,610,000		3,531,736
U.S. Treasury Notes	0.38	10/31/2023	2,295,000	[a]	2,266,178
U.S. Treasury Notes	0.38	12/31/2025	1,950,000	[a]	1,865,068
U.S. Treasury Notes	0.38	1/31/2026	1,240,000		1,183,958
U.S. Treasury Notes	0.38	9/15/2024	2,255,000	[a]	2,200,915
U.S. Treasury Notes	0.50	8/31/2027	3,350,000		3,141,934
U.S. Treasury Notes	0.50	2/28/2026	3,890,000		3,728,170
U.S. Treasury Notes	0.50	6/30/2027	1,150,000		1,081,898

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Treasury Securities - 38.5% (continued)
U.S. Treasury Notes	0.50	11/30/2023	4,175,000		4,126,563
U.S. Treasury Notes	0.50	5/31/2027	1,900,000		1,789,637
U.S. Treasury Notes	0.63	11/30/2027	2,815,000		2,648,299
U.S. Treasury Notes	0.63	10/15/2024	2,220,000	[a]	2,178,895
U.S. Treasury Notes	0.63	5/15/2030	3,020,000		2,758,699
U.S. Treasury Notes	0.63	8/15/2030	4,616,000		4,204,887
U.S. Treasury Notes	0.63	7/31/2026	1,595,000		1,528,396
U.S. Treasury Notes	0.63	12/31/2027	2,950,000		2,771,502
U.S. Treasury Notes	0.75	11/15/2024	850,000		836,088
U.S. Treasury Notes	0.75	1/31/2028	3,085,000	[a]	2,916,530
U.S. Treasury Notes	0.75	12/31/2023	3,870,000	[a]	3,840,068
U.S. Treasury Notes	0.75	4/30/2026	2,950,000		2,851,129
U.S. Treasury Notes	0.75	8/31/2026	1,355,000		1,304,664
U.S. Treasury Notes	0.75	3/31/2026	910,000		880,318
U.S. Treasury Notes	0.88	1/31/2024	3,500,000		3,479,842
U.S. Treasury Notes	0.88	11/15/2030	5,745,000		5,335,108
U.S. Treasury Notes	0.88	6/30/2026	1,170,000		1,134,809
U.S. Treasury Notes	0.88	9/30/2026	3,450,000	[a]	3,337,740
U.S. Treasury Notes	1.00	12/15/2024	1,800,000	[a]	1,781,859
U.S. Treasury Notes	1.13	8/31/2028	4,000,000		3,845,073
U.S. Treasury Notes	1.13	2/29/2028	2,445,000	[a]	2,363,245
U.S. Treasury Notes	1.13	1/15/2025	1,640,000		1,628,084
U.S. Treasury Notes	1.13	2/28/2025	1,655,000		1,641,488
U.S. Treasury Notes	1.13	2/15/2031	5,010,000	[a]	4,745,996
U.S. Treasury Notes	1.13	10/31/2026	4,000,000		3,911,562
U.S. Treasury Notes	1.25	4/30/2028	3,000,000		2,914,652
U.S. Treasury Notes	1.25	8/31/2024	1,770,000	[a]	1,767,787
U.S. Treasury Notes	1.25	11/30/2026	2,210,000		2,173,915
U.S. Treasury Notes	1.25	12/31/2026	1,650,000	[a]	1,622,156
U.S. Treasury Notes	1.25	8/15/2031	2,915,000		2,782,231
U.S. Treasury Notes	1.25	3/31/2028	455,000		442,541
U.S. Treasury Notes	1.25	5/31/2028	4,025,000		3,910,696
U.S. Treasury Notes	1.25	7/31/2023	870,000	[a]	873,093
U.S. Treasury Notes	1.38	11/15/2031	1,255,000	[a]	1,209,408
U.S. Treasury Notes	1.38	12/31/2028	195,000	[a]	190,354
U.S. Treasury Notes	1.38	9/30/2023	105,000	[a]	105,525
U.S. Treasury Notes	1.38	6/30/2023	875,000		879,819
U.S. Treasury Notes	1.38	8/31/2023	2,680,000		2,693,871
U.S. Treasury Notes	1.38	10/31/2028	3,000,000		2,929,687
U.S. Treasury Notes	1.50	2/28/2023	508,000	[a]	511,552
U.S. Treasury Notes	1.50	3/31/2023	1,400,000		1,410,391
U.S. Treasury Notes	1.50	1/31/2027	425,000		422,809
U.S. Treasury Notes	1.50	10/31/2024	1,300,000		1,305,687

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Treasury Securities - 38.5% (continued)
U.S. Treasury Notes	1.50	2/15/2030	1,945,000	[a]	1,909,823
U.S. Treasury Notes	1.63	5/31/2023	1,420,000		1,432,980
U.S. Treasury Notes	1.63	5/15/2026	2,030,000		2,034,679
U.S. Treasury Notes	1.63	4/30/2023	2,980,000		3,006,191
U.S. Treasury Notes	1.63	5/15/2031	4,130,000		4,081,279
U.S. Treasury Notes	1.63	11/30/2026	915,000		916,644
U.S. Treasury Notes	1.63	9/30/2026	239,000		239,383
U.S. Treasury Notes	1.75	1/31/2029	1,670,000		1,671,151
U.S. Treasury Notes	1.75	7/31/2024	760,000	[a]	768,817
U.S. Treasury Notes	1.75	6/30/2024	1,570,000	[a]	1,587,969
U.S. Treasury Notes	1.88	8/31/2024	2,750,000		2,790,498
U.S. Treasury Notes	1.88	6/30/2026	1,996,000		2,022,120
U.S. Treasury Notes	1.88	7/31/2026	1,535,000		1,554,967
U.S. Treasury Notes	2.00	2/15/2025	728,000		741,081
U.S. Treasury Notes	2.00	8/15/2025	1,988,000	[a]	2,023,101
U.S. Treasury Notes	2.00	4/30/2024	1,185,000		1,205,367
U.S. Treasury Notes	2.00	6/30/2024	775,000		788,502
U.S. Treasury Notes	2.00	11/15/2026	2,015,000	[a]	2,052,624
U.S. Treasury Notes	2.13	5/15/2025	1,590,000		1,625,340
U.S. Treasury Notes	2.13	3/31/2024	3,344,000	[a]	3,408,267
U.S. Treasury Notes	2.13	5/31/2026	1,350,000		1,381,271
U.S. Treasury Notes	2.13	11/30/2024	520,000		531,091
U.S. Treasury Notes	2.13	9/30/2024	765,000		781,196
U.S. Treasury Notes	2.13	7/31/2024	845,000	[a]	862,791
U.S. Treasury Notes	2.13	2/29/2024	2,780,000	[a]	2,833,645
U.S. Treasury Notes	2.13	11/30/2023	2,350,000		2,392,043
U.S. Treasury Notes	2.25	3/31/2026	2,500,000		2,569,824
U.S. Treasury Notes	2.25	1/31/2024	345,000	[a]	352,385
U.S. Treasury Notes	2.25	2/15/2027	3,625,000		3,736,299
U.S. Treasury Notes	2.25	8/15/2027	3,345,000		3,449,923
U.S. Treasury Notes	2.25	4/30/2024	2,809,000		2,872,532
U.S. Treasury Notes	2.25	11/15/2024	2,325,000		2,382,853
U.S. Treasury Notes	2.25	11/15/2025	3,380,000		3,471,366
U.S. Treasury Notes	2.25	11/15/2027	3,000,000		3,093,164
U.S. Treasury Notes	2.25	12/31/2023	1,430,000		1,459,550
U.S. Treasury Notes	2.38	8/15/2024	1,725,000		1,771,629
U.S. Treasury Notes	2.38	5/15/2027	3,605,000		3,740,328
U.S. Treasury Notes	2.38	4/30/2026	196,200		202,707
U.S. Treasury Notes	2.50	8/15/2023	1,440,000		1,472,512
U.S. Treasury Notes	2.50	1/31/2025	1,745,000		1,802,190
U.S. Treasury Notes	2.50	5/15/2024	3,400,000	[a]	3,496,555
U.S. Treasury Notes	2.50	1/31/2024	1,290,000	[a]	1,323,762
U.S. Treasury Notes	2.63	2/15/2029	4,000,000		4,232,933

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Treasury Securities - 38.5% (continued)
U.S. Treasury Notes	2.63	6/30/2023	670,000		685,494
U.S. Treasury Notes	2.63	12/31/2023	2,420,000	[a]	2,487,023
U.S. Treasury Notes	2.75	11/15/2023	1,115,000		1,147,100
U.S. Treasury Notes	2.75	8/31/2023	1,235,000	[a]	1,267,612
U.S. Treasury Notes	2.75	7/31/2023	680,000		697,558
U.S. Treasury Notes	2.75	4/30/2023	2,110,000	[a]	2,158,052
U.S. Treasury Notes	2.75	5/31/2023	1,500,000		1,535,977
U.S. Treasury Notes	2.88	7/31/2025	1,836,000		1,924,214
U.S. Treasury Notes	2.88	10/31/2023	2,110,000		2,174,371
U.S. Treasury Notes	2.88	5/31/2025	810,000		847,494
U.S. Treasury Notes	2.88	5/15/2028	3,611,000	[a]	3,861,372
U.S. Treasury Notes	3.00	9/30/2025	1,460,000		1,538,532
U.S. Treasury Notes	3.00	10/31/2025	1,660,000		1,750,068
				319,702,943
Utilities - 2.0%
AEP Texas, Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	200,000		191,466
Alabama Power, Sr. Unscd. Notes	3.13	7/15/2051	300,000	[a]	286,490
Alabama Power, Sr. Unscd. Notes, Ser. B	3.70	12/1/2047	200,000		209,227
Ameren Illinois, First Mortgage Bonds	1.55	11/15/2030	200,000		183,750
Ameren Illinois, First Mortgage Bonds	4.50	3/15/2049	250,000		306,267
American Water Capital, Sr. Unscd. Notes	3.75	9/1/2047	110,000		115,592
American Water Capital, Sr. Unscd. Notes	3.85	3/1/2024	250,000		260,293
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	250,000		272,701
Atmos Energy, Sr. Unscd. Notes	1.50	1/15/2031	300,000		271,621
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.80	7/15/2048	200,000		210,229
Berkshire Hathaway Energy, Sr. Unscd. Notes	5.15	11/15/2043	250,000		305,181
Commonwealth Edison, First Mortgage Bonds	4.00	3/1/2049	250,000		276,356
Consolidated Edison, Sr. Unscd. Notes, Ser. A	0.65	12/1/2023	200,000		196,956
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/2036	200,000		262,184
Constellation Energy Generation, Sr. Unscd. Notes	6.25	10/1/2039	200,000		244,063
Consumers Energy, First Mortgage Bonds	2.65	8/15/2052	100,000		91,330

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Utilities - 2.0% (continued)
Dominion Energy, Sr. Unscd. Notes, Ser. A	1.45	4/15/2026	200,000	194,207
Dominion Energy, Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	400,000	415,205
Dominion Energy, Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	127,836
DTE Electric, First Mortgage Bonds	2.95	3/1/2050	250,000	239,331
DTE Electric, First Mortgage Bonds, Ser. C	2.63	3/1/2031	250,000	251,543
Duke Energy, Sr. Unscd. Notes	3.75	4/15/2024	250,000	259,664
Duke Energy Carolinas, First Mortgage Bonds	2.45	2/1/2030	200,000	197,466
Duke Energy Carolinas, First Mortgage Bonds	3.20	8/15/2049	200,000	197,944
Duke Energy Florida, First Mortgage Bonds	6.40	6/15/2038	150,000	208,738
Emera US Finance, Gtd. Notes	4.75	6/15/2046	100,000	112,405
Entergy Louisiana, First Mortgage Bonds	1.60	12/15/2030	200,000	184,074
Evergy Kansas Central, First Mortgage Bonds	3.45	4/15/2050	150,000	151,234
Florida Power & Light, First Mortgage Bonds	3.70	12/1/2047	50,000	54,524
Florida Power & Light, First Mortgage Bonds	3.99	3/1/2049	200,000	228,541
Florida Power & Light, First Mortgage Bonds	4.05	10/1/2044	200,000	225,178
Georgia Power, Sr. Unscd. Notes	3.25	3/30/2027	250,000	259,113
Hydro-Quebec, Gov't Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	30,455
Idaho Power, First Mortgage Bonds, Ser. K	4.20	3/1/2048	217,000	260,261
Indiana Michigan Power, Sr. Unscd. Notes	6.05	3/15/2037	300,000	395,428
Interstate Power & Light, Sr. Unscd. Debs.	3.70	9/15/2046	150,000	161,114
Interstate Power & Light, Sr. Unscd. Notes	4.10	9/26/2028	150,000	162,909
NextEra Energy Capital Holdings, Gtd. Debs.	5.65	5/1/2079	300,000	333,936
NiSource, Sr. Unscd. Notes	0.95	8/15/2025	500,000	478,652
NiSource, Sr. Unscd. Notes	1.70	2/15/2031	500,000	456,777
Oncor Electric Delivery, Sr. Scd. Notes	5.75	3/15/2029	170,000	204,295
Pacific Gas & Electric, First Mortgage Bonds	3.15	1/1/2026	310,000	311,241

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Utilities - 2.0% (continued)
Pacific Gas & Electric, First Mortgage Bonds	4.50	7/1/2040	215,000	210,762
Pacific Gas & Electric, First Mortgage Bonds	4.55	7/1/2030	210,000	218,841
Pacific Gas & Electric, First Mortgage Bonds	4.95	7/1/2050	245,000	250,749
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	300,000	335,566
PECO Energy, First Mortgage Bonds	2.85	9/15/2051	200,000	187,514
PPL Electric Utilities, First Mortgage Bonds	3.00	10/1/2049	250,000	243,164
PPL Electric Utilities, First Mortgage Bonds	4.75	7/15/2043	200,000	243,862
Progress Energy, Sr. Unscd. Notes	7.75	3/1/2031	480,000	649,388
Public Service Electric & Gas, First Mortgage Notes	3.25	9/1/2023	300,000	307,701
Public Service Enterprise Group, Sr. Unscd. Notes	0.80	8/15/2025	150,000	142,947
Public Service Enterprise Group, Sr. Unscd. Notes	1.60	8/15/2030	200,000	180,643
Puget Sound Energy, Sr. Scd. Notes	3.25	9/15/2049	150,000	148,719
San Diego Gas & Electric, First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	250,000	250,775
San Diego Gas & Electric, Sr. Scd. Bonds, Ser. VVV	1.70	10/1/2030	100,000	92,730
Sempra Energy, Sr. Unscd. Notes	4.00	2/1/2048	50,000	52,951
Southern California Edison, First Mortgage Bonds	3.65	2/1/2050	300,000	298,873
Southern California Edison, First Mortgage Notes, Ser. 08-A	5.95	2/1/2038	70,000	87,197
Southern California Edison, Sr. Unscd. Notes	6.65	4/1/2029	200,000	238,992
Southern Co. Gas Capital, Gtd. Notes, Ser. 21A	3.15	9/30/2051	200,000	187,000
Southernwestern Public Service, First Mortgage Bonds	3.40	8/15/2046	350,000	353,995
Southwestern Electric Power, Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	300,000	323,807
Tampa Electric, Sr. Unscd. Notes	4.35	5/15/2044	250,000	289,196
The Southern Company, Sr. Unscd. Notes	2.95	7/1/2023	400,000	407,723
Tucson Electric Power, Sr. Unscd. Notes	4.00	6/15/2050	250,000	272,507
Washington Gas Light, Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	300,000	325,805

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Utilities - 2.0% (continued)
Xcel Energy, Sr. Unscd. Notes	6.50	7/1/2036	200,000	271,756
				16,358,940
Total Bonds and Notes (cost $816,217,762)			830,617,517
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 13.2%
Registered Investment Companies - 13.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $109,407,987)	0.09		109,407,987	[f] 109,407,987

Investment of Cash Collateral for Securities Loaned - 3.9%
Registered Investment Companies - 3.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $32,099,196)	0.09		32,099,196	[f] 32,099,196
Total Investments (cost $957,724,945)			117.1%	972,124,700
Liabilities, Less Cash and Receivables			(17.1%)	(141,659,632)
Net Assets			100.0%	830,465,068

a Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $70,410,173 and the value of the collateral was $79,806,281, consisting of cash collateral of $32,099,196 and U.S. Government & Agency securities valued at $47,707,085. In addition, the value of collateral may include pending sales that are also on loan.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $1,433,896 or .17% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Purchased on a forward commitment basis.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
BNY Mellon Bond Market Index Fund

January 31, 2022 (Unaudited)

Description	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
U.S. Government Agencies Mortgage-Backed - .3%
Federal National Mortgage Association
3.50%	(200,000)	[a]	(208,156)
3.00%	(125,000)	[a]	(127,705)
3.50%	(375,000)	[a]	(390,732)
4.00%	(625,000)	[a]	(658,674)
Government National Mortgage Association II
3.50%	(100,000)		(103,315)
4.00%	(500,000)		(522,735)
4.50%	(825,000)		(868,253)
Total Sale Commitments (proceeds $2,881,775)		(2,879,570)

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	1,974,594	-	1,974,594
Commercial Mortgage-Backed	-	9,920,777	-	9,920,777
Corporate Bonds	-	226,873,012	-	226,873,012
Foreign Governmental	-	10,696,645	-	10,696,645
Investment Companies	141,507,183	-	-	141,507,183
Municipal Securities	-	6,462,647	-	6,462,647
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	8,077,567	-	8,077,567
U.S. Government Agencies Mortgage-Backed	-	235,337,447	-	235,337,447
U.S. Government Agencies Obligations	-	11,571,885	-	11,571,885
U.S. Treasury Securities	-	319,702,943	-	319,702,943
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	-	(2,879,569)	-	(2,879,569)

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”).

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At January 31, 2022, accumulated net unrealized appreciation on investments was $14,399,755, consisting of $25,777,854 gross unrealized appreciation and $11,378,099 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.